UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Opportunistic U.S. Stock Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Opportunistic Midcap Value Fund

SEMIANNUAL REPORT February 28, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Opportunistic Midcap Value Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Midcap Value Fund, covering the six-month period from September 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally produced flat returns in September. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections in November, but equity markets subsequently rallied to a series of new highs over the remainder of the reporting period as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation

March 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2016 through February 28, 2017, as provided by David A. Daglio, James Boyd, and Dale Dutile, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2017, Dreyfus Opportunistic Midcap Value Fund’s Class A shares produced a total return of 14.50%, Class C shares returned 14.05%, Class I shares returned 14.69%, and Class Y shares returned 14.71%.1 In comparison, the fund’s benchmark, the Russell Midcap® Value Index (the “Index”), produced a 10.76% total return for the same period.2

Mid-cap value stocks achieved solid gains over the reporting period amid expectations of changing fiscal, tax, and regulatory policies under a new presidential administration. Strong relative results in the financials, consumer discretionary, real estate, energy, and consumer staples sectors enabled the fund to outperform the Index.

The Fund’s Investment Approach

The fund seeks to surpass the performance of the Index by investing in mid-cap companies with market capitalizations between $1 billion and $25 billion at the time of purchase. The fund’s portfolio managers identify potential investments through extensive fundamental and quantitative research conducted by the team’s dedicated sector specialists and primary portfolio managers.

The fund focuses on individual stock selection (a “bottom-up” approach), emphasizing three key factors: relative value, business health, and business momentum.

The fund’s portfolio managers use an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, as calculated by the portfolio managers. The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. The portfolio managers use mid-cycle estimates, growth prospects, the identification of a revaluation catalyst and competitive advantages as some of the factors in the valuation assessment.

Economic and Political Developments Drove Stocks Higher

U.S. stocks across all capitalization ranges fared well over the reporting period as investors’ risk appetites expanded in anticipation of more business-friendly policies from a newly elected U.S. government. Although the Index declined relatively mildly in advance of the vote in November, the election’s widely unexpected outcome sparked a robust market rally that persisted through the reporting period’s end.

In this environment, financial stocks advanced amid expectations that rising interest rates would boost banks’ lending margins. The industrials sector climbed in anticipation of greater infrastructure and military spending. Investors in technology companies looked forward to lower corporate tax rates and higher levels of enterprise spending on productivity-enhancing technologies. In contrast, the utilities, consumer staples, and real estate sectors generally fell out of favor when fixed-income securities seemed poised to become more competitive with dividend-paying stocks in a rising interest rate environment.

Mid-cap stocks produced higher returns than their large-cap counterparts, but they generally trailed small-cap stocks over the reporting period. In addition, mid-cap value stocks typically outperformed mid-cap growth stocks.

Selection and Allocation Strategies Produced Positive Results

The fund’s stock selection strategy enabled it to produce significantly higher returns than the Index over the reporting period. Results in the financials sector were bolstered by lenders SLM and

3

DISCUSSION OF FUND PERFORMANCE (continued)

Synchrony Financial, which encountered strong demand from borrowers and limited credit losses. Capital markets companies Raymond James Financial and E*TRADE Financial increased their rosters of clients and assets under management. Diversified holding company Leucadia National achieved improved results in its investment banking unit and greater profitability in its meat packing business. Among consumer discretionary companies, media companies Sinclair Broadcast Group and CBS Corp. responded positively to higher advertising sales, and cruise operator Royal Caribbean Cruises saw a recovery in demand as concerns regarding the Zika virus abated.

The fund also benefited from underweighted exposure to some of the Index’s weaker segments during the reporting period, including the real estate, energy, and consumer staples sectors. Favorable security selections in these areas further boosted relative results: billboard advertising provider OUTFRONT Media gained value among real estate-related companies, natural gas transporter Cheniere Energy saw greater demand and higher commodity prices, and agricultural products processor Archer-Daniels-Midland benefited from a recovery in grain prices.

While disappointments proved relatively mild over the reporting period, the fund’s results in the industrials sector were undermined by car rental company Hertz, where pricing and service changes weighed on quarterly earnings. Results in the materials sector were hurt by Newmont Mining and International Paper, which struggled with lower prices for precious metals and paper, respectively. Finally, in the health care sector, generic drugmaker Mylan lost value amid highly publicized pricing pressures.

A Constructive Investment Posture

We continue to believe that a sustained U.S. economic expansion is likely to support higher corporate profits, and less stringent tax and regulatory policies could further augment company fundamentals and valuations. Therefore, we have maintained a generally constructive investment posture, including overweighted exposure to the financials, information technology, materials, and health care sectors. In contrast, we have identified relatively few opportunities in the real estate, utilities, energy, and consumer staples sectors.

March 15, 2017

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 Source: Lipper Inc. — The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Midcap Value Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.33	$10.24	$4.79	$4.26
Ending value (after expenses)	$1,145.00	$1,140.50	$1,146.90	$1,147.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.96	$9.64	$4.51	$4.01
Ending value (after expenses)	$1,018.89	$1,015.22	$1,020.33	$1,020.83

† Expenses are equal to the fund’s annualized expense ratio of 1.19% for Class A, 1.93% for Class C, .90% for Class I and .80% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2017 (Unaudited)

Common Stocks - 111.1%	Shares		Value ($)
Automobiles & Components - 1.7%
Visteon	214,995	[a]	19,923,587
Banks - 6.1%
Huntington Bancshares	2,000,004		28,280,057
KeyCorp	2,349,130		44,093,170
			72,373,227
Capital Goods - 9.8%
HD Supply Holdings	800,111	[a]	34,404,773
Hubbell	181,066		21,478,049
Snap-on	211,487		35,882,999
Textron	501,468		23,719,436
			115,485,257
Diversified Financials - 27.4%
Capital One Financial	187,025		17,554,166
E*TRADE Financial	1,722,982	[a]	59,460,109
Intercontinental Exchange	202,533		11,570,710
Leucadia National	2,451,149		65,249,586
Raymond James Financial	590,352		46,378,053
SLM	4,896,487	[a]	58,708,879
Synchrony Financial	1,192,895		43,230,515
TD Ameritrade Holding	566,739	[b]	22,159,495
			324,311,513
Energy - 1.0%
Cheniere Energy	250,896	[a]	12,055,553
Exchange-Traded Funds - 1.7%
SPDR S&P MidCap 400 ETF Trust	63,935		20,117,787
Food & Staples Retailing - .8%
US Foods Holding	361,462		9,958,278
Food, Beverage & Tobacco - 3.1%
Archer-Daniels-Midland	785,544		36,897,002
Health Care Equipment & Services - 5.8%
Boston Scientific	601,088	[a]	14,756,710
DexCom	338,320	[a]	26,443,091
Humana	130,950		27,663,187
			68,862,988
Insurance - 2.5%
Assurant	303,077		30,004,623

6

Common Stocks - 111.1% (continued)	Shares		Value ($)
Materials - 8.6%
International Paper	459,825		24,232,777
Mosaic	1,523,257	[b]	47,510,386
Newmont Mining	542,994		18,592,115
Potash Corp of Saskatchewan	636,949		11,102,021
			101,437,299
Media - 3.5%
CBS, Cl. B	201,705		13,296,394
Sinclair Broadcast Group, Cl. A	698,164		27,856,744
			41,153,138
Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
Alexion Pharmaceuticals	187,290	[a]	24,581,812
Jazz Pharmaceuticals	288,914	[a]	38,315,775
			62,897,587
Real Estate - 1.1%
Outfront Media	519,197	[c]	13,473,162
Retailing - 4.4%
Bed Bath & Beyond	543,848		21,971,459
LKQ	357,552	[a]	11,291,492
Williams-Sonoma	387,870	[b]	18,846,603
			52,109,554
Semiconductors & Semiconductor Equipment - 7.6%
Lam Research	204,745		24,270,472
Maxim Integrated Products	595,069		26,361,557
Teradyne	965,708		27,464,736
United Microelectronics, ADR	5,685,704		11,598,836
			89,695,601
Software & Services - 6.7%
Broadridge Financial Solutions	178,266		12,359,182
CommVault Systems	53,880	[a]	2,642,814
eBay	342,836	[a]	11,622,140
First Data, Cl. A	1,758,201	[a]	28,307,036
Nuance Communications	416,652	[a]	7,095,584
Teradata	555,327	[a]	17,270,670
			79,297,426
Technology Hardware & Equipment - 9.4%
Ciena	935,105	[a]	24,630,666
FLIR Systems	717,316		26,332,670
Hewlett Packard Enterprise	473,596		10,807,461
Keysight Technologies	746,425	[a]	28,065,580

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 111.1% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 9.4% (continued)
Viavi Solutions	2,165,743	[a]	21,700,745
			111,537,122
Transportation - 1.2%
Hertz Global Holdings	596,644	[a,b]	13,555,752
Utilities - 3.4%
American Water Works	163,469		12,750,582
Calpine	2,349,296	[a,b]	27,510,256
			40,260,838
Total Common Stocks (cost $1,064,303,293)			1,315,407,294
Other Investment - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $18,241,746)	18,241,746	[d]	18,241,746
Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $10,233,467)	10,233,467	[d]	10,233,467
Total Investments (cost $1,092,778,506)	113.5%		1,343,882,507
Liabilities, Less Cash and Receivables	(13.5%)		(159,749,489)
Net Assets	100.0%		1,184,133,018

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

aNon-income producing security.
bSecurity, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $39,269,376 and the value of the collateral held by the fund was $40,193,305, consisting of cash collateral of $10,233,467 and U.S. Government & Agency securities valued at $29,959,838.
cInvestment in real estate investment trust.
dInvestment in affiliated money market mutual fund.

8

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	23.7
Banks	9.8
Capital Goods	9.8
Technology Hardware & Equipment	9.4
Materials	8.6
Semiconductors & Semiconductor Equipment	7.6
Software & Services	6.7
Health Care Equipment & Services	5.8
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Retailing	4.4
Media	3.5
Utilities	3.4
Food, Beverage & Tobacco	3.1
Insurance	2.5
Money Market Investments	2.4
Exchange-Traded Funds	1.7
Automobiles & Components	1.7
Transportation	1.2
Real Estate	1.1
Energy	1.0
Food & Staples Retailing	.8
113.5

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $39,269,376)—Note 1(b):
Unaffiliated issuers	1,064,303,293	1,315,407,294
Affiliated issuers	28,475,213	28,475,213
Cash		326,307
Receivable for investment securities sold		3,437,879
Dividends and securities lending income receivable		2,159,671
Receivable for shares of Common Stock subscribed		717,595
Prepaid expenses		39,544
		1,350,563,503
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,087,526
Payable for shares of Common Stock redeemed		150,636,166
Liability for securities on loan—Note 1(b)		10,233,467
Payable for investment securities purchased		4,045,454
Interest payable—Note 2		772
Accrued expenses		427,100
		166,430,485
Net Assets ($)		1,184,133,018
Composition of Net Assets ($):
Paid-in capital		913,162,877
Accumulated undistributed investment income—net		2,349,644
Accumulated net realized gain (loss) on investments		17,516,496
Accumulated net unrealized appreciation (depreciation) on investments		251,104,001
Net Assets ($)		1,184,133,018

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	696,590,577	75,768,960	404,603,425	7,170,056
Shares Outstanding	20,052,902	2,432,788	11,698,769	206,982
Net Asset Value Per Share ($)	34.74	31.14	34.59	34.64

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $10,097 foreign taxes withheld at source):
Unaffiliated issuers	9,763,297
Affiliated issuers	18,120
Income from securities lending—Note 1(b)	38,989
Total Income	9,820,406
Expenses:
Management fee—Note 3(a)	5,003,112
Shareholder servicing costs—Note 3(c)	1,929,527
Distribution fees—Note 3(b)	277,226
Prospectus and shareholders’ reports	48,146
Custodian fees—Note 3(c)	45,971
Registration fees	45,189
Directors’ fees and expenses—Note 3(d)	41,110
Professional fees	32,229
Loan commitment fees—Note 2	21,813
Interest expense—Note 2	3,888
Miscellaneous	21,321
Total Expenses	7,469,532
Less—reduction in fees due to earnings credits—Note 3(c)	(3,324)
Net Expenses	7,466,208
Investment Income—Net	2,354,198
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	63,437,910
Net unrealized appreciation (depreciation) on investments	116,424,533
Net Realized and Unrealized Gain (Loss) on Investments	179,862,443
Net Increase in Net Assets Resulting from Operations	182,216,641

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations ($):
Investment income—net	2,354,198	2,846,092
Net realized gain (loss) on investments	63,437,910	33,387,974
Net unrealized appreciation (depreciation) on investments	116,424,533	(9,528,738)
Net Increase (Decrease) in Net Assets Resulting from Operations	182,216,641	26,705,328
Distributions to Shareholders from ($):
Investment income—net:
Class A	(150,447)	-
Class I	(1,718,638)	(378,487)
Class Y	(41,145)	(201,480)
Net realized gain on investments:
Class A	(34,720,827)	(163,514,213)
Class C	(3,672,816)	(18,133,204)
Class I	(21,342,132)	(95,819,995)
Class Y	(376,578)	(12,858,708)
Total Distributions	(62,022,583)	(290,906,087)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	48,329,671	144,471,285
Class C	4,458,745	9,703,250
Class I	108,169,118	141,009,615
Class Y	571,953	9,901,433
Distributions reinvested:
Class A	32,052,597	148,969,232
Class C	3,049,663	14,641,322
Class I	22,018,042	88,032,264
Class Y	312,778	12,714,335
Cost of shares redeemed:
Class A	(250,291,363)	(424,844,330)
Class C	(14,670,337)	(46,692,551)
Class I	(262,071,526)	(562,111,303)
Class Y	(11,565,365)	(69,663,961)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(319,636,024)	(533,869,409)
Total Increase (Decrease) in Net Assets	(199,441,966)	(798,070,168)
Net Assets ($):
Beginning of Period	1,383,574,984	2,181,645,152
End of Period	1,184,133,018	1,383,574,984
Undistributed investment income—net	2,349,644	1,905,676

12

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	1,464,917	4,722,794
Shares issued for distributions reinvested	966,313	5,163,578
Shares redeemed	(7,496,979)	(13,754,633)
Net Increase (Decrease) in Shares Outstanding	(5,065,749)	(3,868,261)
Class Ca
Shares sold	148,637	346,788
Shares issued for distributions reinvested	102,372	558,402
Shares redeemed	(499,482)	(1,629,615)
Net Increase (Decrease) in Shares Outstanding	(248,473)	(724,425)
Class Ia
Shares sold	3,217,226	4,618,348
Shares issued for distributions reinvested	667,011	3,065,191
Shares redeemed[b]	(7,755,372)	(16,927,149)
Net Increase (Decrease) in Shares Outstanding	(3,871,135)	(9,243,610)
Class Y
Shares sold	17,577	335,763
Shares issued for distributions reinvested	9,463	442,084
Shares redeemed	(365,798)	(2,381,985)
Net Increase (Decrease) in Shares Outstanding	(338,758)	(1,604,138)

[a]During the period ended August 31, 2016, 164 Class C shares representing $5,387 were exchanged for 152 Class I shares.
[b]During the period ended August 31, 2016, 6,020,293 shares amounting to $216,790,748 were redeemed-in-kind resulting in a net realized gain on investments of $10,278,766.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended February 28, 2017		Year Ended August 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	31.72	36.97	43.17	38.27	29.47	31.19
Investment Operations:
Investment income (loss)—net [a]	.04	.03	(.02)	.05	.03	.07
Net realized and unrealized gain (loss) on investments	4.49	.82	(1.79)	9.10	8.83	3.34
Total from Investment Operations	4.53	.85	(1.81)	9.15	8.86	3.41
Distributions:
Dividends from investment income—net	(.01)	-	(.05)	-	(.06)	(.23)
Dividends from net realized gain on investments	(1.50)	(6.10)	(4.34)	(4.25)	-	(4.90)
Total Distributions	(1.51)	(6.10)	(4.39)	(4.25)	(.06)	(5.13)
Net asset value, end of period	34.74	31.72	36.97	43.17	38.27	29.47
Total Return (%)[b]	14.50[c]	3.95	(4.72)	25.32	30.11	13.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.19[d]	1.21	1.18	1.15	1.18	1.22
Ratio of net expenses to average net assets	1.19[d]	1.21	1.18	1.15	1.18	1.22
Ratio of net investment income (loss) to average net assets	.27[d]	.11	(.05)	.12	.08	.25
Portfolio Turnover Rate	54.58[c]	101.68	74.05	67.49	91.31	71.25
Net Assets, end of period ($ x 1,000)	696,591	796,686	1,071,713	1,417,535	1,079,346	979,628

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

14

Six Months Ended February 28, 2017		Year Ended August 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	28.68	34.26	40.55	36.44	28.22	30.24
Investment Operations:
Investment (loss)—net [a]	(.07)	(.18)	(.29)	(.26)	(.24)	(.16)
Net realized and unrealized gain (loss) on investments	4.03	.70	(1.66)	8.62	8.46	3.20
Total from Investment Operations	3.96	.52	(1.95)	8.36	8.22	3.04
Distributions:
Dividends from investment income—net	-	-	-	-	-	(.16)
Dividends from net realized gain on investments	(1.50)	(6.10)	(4.34)	(4.25)	-	(4.90)
Total Distributions	(1.50)	(6.10)	(4.34)	(4.25)	-	(5.06)
Net asset value, end of period	31.14	28.68	34.26	40.55	36.44	28.22
Total Return (%)[b]	14.05[c]	3.19	(5.41)	24.35	29.13	12.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93[d]	1.94	1.90	1.92	1.97	2.03
Ratio of net expenses to average net assets	1.93[d]	1.94	1.90	1.92	1.97	2.03
Ratio of net investment (loss) to average net assets	(.45)[d]	(.62)	(.77)	(.66)	(.72)	(.56)
Portfolio Turnover Rate	54.58[c]	101.68	74.05	67.49	91.31	71.25
Net Assets, end of period ($ x 1,000)	75,769	76,886	116,683	114,179	46,708	22,538

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2017		Year Ended August 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	31.64	36.83	43.01	38.12	29.38	31.21
Investment Operations:
Investment income—net[a]	.10	.12	.09	.15	.10	.14
Net realized and unrealized gain (loss) on investments	4.47	.81	(1.78)	9.07	8.77	3.32
Total from Investment Operations	4.57	.93	(1.69)	9.22	8.87	3.46
Distributions:
Dividends from investment income—net	(.12)	(.02)	(.15)	(.08)	(.13)	(.39)
Dividends from net realized gain on investments	(1.50)	(6.10)	(4.34)	(4.25)	-	(4.90)
Total Distributions	(1.62)	(6.12)	(4.49)	(4.33)	(.13)	(5.29)
Net asset value, end of period	34.59	31.64	36.83	43.01	38.12	29.38
Total Return (%)	14.69[b]	4.23	(4.43)	25.62	30.26	13.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[c]	.90	.89	.90	.97	1.00
Ratio of net expenses to average net assets	.90[c]	.90	.89	.90	.97	1.00
Ratio of net investment income to average net assets	.60[c]	.39	.22	.37	.27	.48
Portfolio Turnover Rate	54.58[b]	101.68	74.05	67.49	91.31	71.25
Net Assets, end of period ($ x 1,000)	404,603	492,694	913,852	1,282,578	856,830	155,210

a Based on average shares outstanding.
b Not annualized.
c Annualized.

See notes to financial statements.

16

Six Months Ended February 28, 2017			Year Ended August 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	31.72	36.93	43.12	38.12	37.48
Investment Operations:
Investment income—net[b]	.10	.16	.13	.19	.02
Net realized and unrealized gain (loss) on investments	4.48	.83	(1.78)	9.17	.62
Total from Investment Operations	4.58	.99	(1.65)	9.36	.64
Distributions:
Dividends from investment income—net	(.16)	(.10)	(.20)	(.11)	-
Dividends from net realized gain on investments	(1.50)	(6.10)	(4.34)	(4.25)	-
Total Distributions	(1.66)	(6.20)	(4.54)	(4.36)	-
Net asset value, end of period	34.64	31.72	36.93	43.12	38.12
Total Return (%)	14.71[c]	4.40	(4.34)	26.02	1.74[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[d]	.78	.80	.83	.80[d]
Ratio of net expenses to average net assets	.80[d]	.78	.80	.83	.80[d]
Ratio of net investment income to average net assets	.70[d]	.53	.30	.50	.33[d]
Portfolio Turnover Rate	54.58[c]	101.68	74.05	67.49	91.31
Net Assets, end of period ($ x 1,000)	7,170	17,308	79,397	25,147	1

a  From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Midcap Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek to surpass the performance of the Russell Midcap® Value Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized), Class I (125 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

18

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	1,272,588,650	-	-	1,272,588,650

20

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Equity Securities - Foreign Common Stocks†	22,700,857	-	-	22,700,857
Exchange Traded Funds	20,117,787	-	-	20,117,787
Registered Investments Companies	28,475,213	-	-	28,475,213

† See Statement of Investments for additional detailed categorizations.

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2017, The Bank of New York Mellon earned $7,690 from lending portfolio securities, pursuant to the securities lending agreement.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2017 were as follows:

Affiliated Investment Company	Value 8/31/2016 ($)	Purchases ($)	Sales ($)	Value 2/28/2017 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	18,406,000	14,777,169	33,183,169	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	3,006,949	267,412,053	252,177,256	18,241,746	1.5
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	144,255,632	134,022,165	10,233,467.9
Total	21,412,949	426,444,854	419,382,590	28,475,213	2.4

† During the period ended February 28, 2017, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

22

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three–year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: ordinary income $27,165,334 and long–term capital gains $263,740,753. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2017, was approximately $522,100 with a related weighted average annualized interest rate of 1.50%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly.

During the period ended February 28, 2017, the Distributor retained $10,431 from commissions earned on sales of the fund’s Class A shares and $1,152 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended February 28, 2017, Class C shares were charged $277,226 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2017, Class A and Class C shares were charged $957,473 and $92,409, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $51,355 for transfer agency services and $4,260 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3,190.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $45,971 pursuant to the custody agreement. These fees were partially offset by earnings credits of $134.

During the period ended February 28, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $782,543, Distribution Plan fees $43,937, Shareholder Services Plan fees

24

$157,881, custodian fees $75,630, Chief Compliance Officer fees $4,670 and transfer agency fees $22,865.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $726,273,608 and $968,202,697, respectively.

At February 28, 2017, accumulated net unrealized appreciation on investments was $251,104,001, consisting of $268,358,254 gross unrealized appreciation and $17,254,253 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on September 8, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended July 31, 2016 and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

26

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the four- and ten-year periods when the fund’s performance was above the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was above the return of the index in five of the ten years shown. The representatives of Dreyfus also discussed the improved performance of the fund for the year-to-date period ended July 31, 2016.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board noted the fund’s improved total return performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable

28

to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement through March 30, 2017.

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For More Information

Dreyfus Opportunistic Midcap Value Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMCVX Class C: DVLCX Class I : DVLIX Class Y: DMCYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0258SA0217

Dreyfus Opportunistic Small Cap Fund

SEMIANNUAL REPORT February 28, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Opportunistic Small Cap Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Small Cap Fund, covering the six-month period from September 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally produced flat returns in September. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections in November, but equity markets subsequently rallied to a series of new highs over the remainder of the reporting period as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation

March 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2016 through February 28, 2017, as provided by David A. Daglio, James Boyd, and Dale Dutile, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2017, Dreyfus Opportunistic Small Cap Fund’s Investor shares returned 21.06%. Between their inception on September 30, 2016 and February 28, 2017, the fund’s Class I shares and Class Y shares produced total returns of 17.39% and 17.36%, respectively.1 In comparison, the fund’s benchmark, the Russell 2000® Index (the “Index”), produced a total return of 12.61% for the six month period.2

Small-cap stocks achieved solid gains over the reporting period amid expectations of changing fiscal, tax, and regulatory policies under a new presidential administration. Successful security selections in the information technology, financials, consumer discretionary, and materials sectors enabled the fund to outperform the Index.

As of September 30, 2016, existing fund shares were renamed Investor Shares.

The Fund’s Investment Approach

The fund seeks capital appreciation. The fund normally invests at least 80% of its assets in the stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Index. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis. The fund’s team of portfolio managers uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company, and the identification of a revaluation trigger. The fund’s portfolio managers invest in securities and sectors that they perceive to be attractive from a valuation and fundamental standpoint.

Economic and Political Developments Drove Stocks Higher

U.S. stocks fared well over the reporting period as investors’ risk appetites expanded in anticipation of more business-friendly policies from a newly elected U.S. government. Although the Index declined relatively mildly in advance of the vote in November, the election’s widely unexpected outcome sparked a robust market rally that persisted through the reporting period’s end.

In this environment, financial stocks advanced amid expectations that rising interest rates would boost banks’ lending margins. The industrials sector climbed in anticipation of greater infrastructure and military spending. Investors in technology companies looked forward to lower corporate tax rates and higher levels of enterprise spending on productivity-enhancing technologies. Energy companies benefited from stabilizing oil prices and the prospect of reduced environmental regulations. In contrast, the utilities, consumer staples, and real estate sectors generally fell out of favor when fixed-income securities seemed poised to become more competitive with dividend-paying stocks in a rising interest rate environment.

Small-cap stocks generally produced higher returns than their large-cap and midcap counterparts over the reporting period.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Security Selections Produced Positive Results

The fund’s stock selection strategy enabled it to produce substantially higher returns than the Index over the reporting period. In the information technology sector, semiconductor company Sierra Wireless benefited from rising demand for communications equipment, payments processor Square addressed an underserved market among small and midsize businesses, and flat panel display maker Universal Display seems poised to dominate the next generation of flat-screen technology. Results in the financials sector were bolstered by student loans provider SLM, which encountered strong demand from borrowers. Banking institutions SVB Financial Group and FCB Financial Holdings climbed in anticipation of higher interest rates and lending margins, and investment manager Raymond James Financial increased its roster of clients and assets under management.

Among consumer discretionary companies, media companies Sinclair Broadcast Group, Nexstar Media Group, and Gray Television responded positively to higher advertising sales, more than offsetting weakness in educational publisher Houghton Mifflin Harcourt. In the materials sector, methanol producer Methanex gained value amid rising demand for fuel substitutes in China.

While disappointments proved relatively mild over the reporting period, the fund’s results in the health care sector were undermined by Adeptus Health, a developer of stand-alone emergency rooms, which encountered financial and operational issues stemming from previously rapid growth. In the industrials sector, specialty manufacturer Proto Labs encountered sluggish customer demand. Finally, underweighted exposure to the energy sector prevented the fund from participating more fully in its gains.

A Constructive Investment Posture

We continue to believe that a sustained U.S. economic expansion is likely to support higher corporate profits, and less stringent tax and regulatory policies could further augment company fundamentals and valuations. Therefore, we have maintained a generally constructive investment posture, including overweighted exposure to the information technology, financials, and consumer discretionary sectors. In contrast, we have identified relatively few opportunities in the energy, real estate, utilities, and consumer staples sectors.

March 15, 2017

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 Source: Lipper Inc. — The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Small Cap Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017†
	Investor Shares	Class I	Class Y
Expenses paid per $1,000††	$6.03	$4.13	$4.26
Ending value (after expenses)	$1,210.60	$1,173.90	$1,173.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017†††
	Investor Shares	Class I	Class Y
Expenses paid per $1,000††††	$5.51	$4.66	$4.81
Ending value (after expenses)	$1,019.34	$1,020.18	$1,020.03

† From September 30, 2016 (commencement of initial offering) to February 28, 2017 for Class I and Y shares. The existing fund shares were redesignated as Investor shares.
†† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Investor shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the actual days in the period). Expenses are equal to the fund’s annualized expense ratio of .93% for Class I and .96% for Class Y, multiplied by the average account value over the period, multiplied by 149/365 (to reflect the actual days in the period).
††† Please note that while Class I and Y shares commenced offering on September 30, 2016, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period September 1, 2016 to February 28, 2017.
†††† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Investor shares, .93% for Class I and .96% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2017 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Automobiles & Components - 1.9%
Visteon	218,684	[a]	20,265,446
Banks - 15.0%
Ameris Bancorp	123,538		5,966,885
Atlantic Capital Bancshares	164,275	[a]	2,956,950
Banner	328,836		19,111,948
Columbia Banking System	182,366		7,274,580
FCB Financial Holdings, Cl. A	496,196	[a]	24,115,126
First Interstate BancSystem, Cl. A	309,398		13,567,102
First Merchants	77,022		3,090,123
Great Western Bancorp	117,180		5,008,273
MGIC Investment	1,832,725	[a]	19,518,521
Midland States Bancorp	118,891		4,180,208
Pinnacle Financial Partners	164,780	[b]	11,435,732
Simmons First National, Cl. A	20,720	[b]	1,191,400
South State	93,430		8,361,985
SVB Financial Group	179,237	[a]	34,214,551
			159,993,384
Capital Goods - 1.4%
Simpson Manufacturing	188,652		8,142,220
Thermon Group Holdings	336,271	[a]	6,779,223
			14,921,443
Commercial & Professional Services - 3.2%
Knoll	264,079		5,902,166
Steelcase, Cl. A	825,906		13,214,496
TrueBlue	595,268	[a]	15,447,205
			34,563,867
Consumer Durables & Apparel - 1.6%
G-III Apparel Group	666,260	[a]	17,142,870
Consumer Services - 1.0%
Planet Fitness, Cl. A	480,191		10,328,908
Diversified Financials - 10.0%
Donnelley Financial Solutions	322,815	[b]	7,460,255
FNFV Group	692,985	[a]	8,627,663
Green Dot, Cl. A	508,164	[a]	14,894,287
Investment Technology Group	604,896		12,110,018
Landcadia Holdings	301,090		3,259,299
Raymond James Financial	251,940		19,792,406

6

Common Stocks - 98.9% (continued)	Shares		Value ($)
Diversified Financials - 10.0% (continued)
SLM	3,443,676	[a,b]	41,289,675
			107,433,603
Energy - 1.5%
Arch Coal, Cl. A	229,537	[a,b]	16,494,529
Exchange-Traded Funds - 1.3%
iShares Russell 2000 ETF	98,029	[b]	13,512,317
Food & Staples Retailing - .5%
US Foods Holding	195,563	[a]	5,387,761
Health Care Equipment & Services - 1.1%
Brookdale Senior Living	450,771	[a]	6,491,102
DexCom	64,680	[a]	5,055,389
			11,546,491
Household & Personal Products - 1.0%
Avon Products	2,311,397	[a]	10,170,147
Materials - 5.0%
Methanex	670,581	[b]	34,199,631
OMNOVA Solutions	1,045,045	[a]	9,666,666
US Concrete	158,242	[a,b]	9,969,246
			53,835,543
Media - 6.4%
Gray Television	1,269,450	[a]	17,264,520
Nexstar Media Group	364,647		25,142,411
Sinclair Broadcast Group, Cl. A	645,165		25,742,083
			68,149,014
Pharmaceuticals, Biotechnology & Life Sciences - 9.9%
Avadel Pharmaceuticals, ADR	843,622	[a]	8,993,011
Flexion Therapeutics	502,403	[a,b]	10,073,180
GW Pharmaceuticals, ADR	117,086	[a,b]	14,609,991
Revance Therapeutics	683,231	[a,b]	14,347,851
Sage Therapeutics	410,571	[a,b]	27,672,485
TherapeuticsMD	4,788,701	[a]	30,073,042
			105,769,560
Retailing - 4.1%
Lithia Motors, Cl. A	272,658	[b]	26,085,191
Office Depot	4,196,156		17,497,971
			43,583,162
Semiconductors & Semiconductor Equipment - 3.5%
Microsemi	236,307	[a]	12,245,429

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.5% (continued)
Teradyne	901,905		25,650,178
			37,895,607
Software & Services - 8.2%
CommVault Systems	375,904	[a]	18,438,091
Criteo, ADR	467,020	[a,b]	21,940,600
Envestnet	125,609	[a,b]	4,854,788
Silver Spring Networks	398,548	[a]	4,886,198
Square, Cl. A	1,886,211	[a]	32,669,175
Teradata	171,165	[a]	5,323,232
			88,112,084
Technology Hardware & Equipment - 15.5%
Ciena	1,208,651	[a,b]	31,835,867
FLIR Systems	86,932		3,191,274
Infinera	1,728,146	[a,b]	18,750,384
Keysight Technologies	189,036	[a]	7,107,754
Lumentum Holdings	168,527	[a]	7,735,389
Methode Electronics	380,919		15,808,139
Sierra Wireless	758,210	[a]	21,419,432
Universal Display	309,014	[b]	26,219,838
Viavi Solutions	3,321,496	[a]	33,281,390
			165,349,467
Transportation - 6.0%
ArcBest	187,597		5,505,972
Avis Budget Group	705,647	[a]	24,401,273
Knight Transportation	468,730		15,327,471
Werner Enterprises	688,323		19,273,044
			64,507,760
Utilities - .8%
Calpine	478,176	[a,b]	5,599,441
Dynegy	420,304	[a]	3,379,244
			8,978,685
Total Common Stocks (cost $808,897,989)			1,057,941,648
Other Investment - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $15,060,133)	15,060,133	[c]	15,060,133

8

Investment of Cash Collateral for Securities Loaned - 6.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $72,044,960)	72,044,960	[c]	72,044,960
Total Investments (cost $896,003,082)	107.1%		1,145,046,741
Liabilities, Less Cash and Receivables	(7.1%)		(75,545,533)
Net Assets	100.0%		1,069,501,208

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

aNon-income producing security.
bSecurity, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $105,232,430 and the value of the collateral held by the fund was $110,035,153, consisting of cash collateral of $72,044,960 and U.S. Government & Agency securities valued at $37,990,193.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Technology Hardware & Equipment	15.5
Banks	15.0
Diversified Financials	10.0
Pharmaceuticals, Biotechnology & Life Sciences	9.9
Software & Services	8.2
Money Market Investments	8.2
Media	6.4
Transportation	6.0
Materials	5.0
Retailing	4.1
Semiconductors & Semiconductor Equipment	3.5
Commercial & Professional Services	3.2
Automobiles & Components	1.9
Consumer Durables & Apparel	1.6
Energy	1.5
Capital Goods	1.4
Exchange-Traded Funds	1.3
Health Care Equipment & Services	1.1
Consumer Services	1.0
Household & Personal Products	1.0
Utilities	.8
Food & Staples Retailing	.5
107.1

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $105,232,430)—Note 1(b):
Unaffiliated issuers	808,897,989	1,057,941,648
Affiliated issuers	87,105,093	87,105,093
Cash		620,739
Receivable for investment securities sold		3,516,046
Receivable for shares of Common Stock subscribed		2,398,611
Dividends and securities lending income receivable		254,578
Prepaid expenses		61,815
		1,151,898,530
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		890,547
Liability for securities on loan—Note 1(b)		72,044,960
Payable for investment securities purchased		8,377,937
Payable for shares of Common Stock redeemed		954,797
Accrued expenses		129,081
		82,397,322
Net Assets ($)		1,069,501,208
Composition of Net Assets ($):
Paid-in capital		818,695,677
Accumulated investment (loss)—net		(5,223,103)
Accumulated net realized gain (loss) on investments		6,984,975
Accumulated net unrealized appreciation (depreciation) on investments		249,043,659
Net Assets ($)		1,069,501,208

Net Asset Value Per Share	Investor Shares	Class I	Class Y
Net Assets ($)	1,064,347,928	5,051,528	101,752
Shares Outstanding	29,761,515	141,089	2,843
Net Asset Value Per Share ($)	35.76	35.80	35.79

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $72,135 foreign taxes withheld at source):
Unaffiliated issuers	2,614,475
Affiliated issuers	21,734
Income from securities lending—Note 1(b)	326,144
Total Income	2,962,353
Expenses:
Management fee—Note 3(a)	3,414,651
Shareholder servicing costs—Note 3(b)	1,363,081
Professional fees	52,393
Custodian fees—Note 3(b)	41,304
Registration fees	35,095
Directors’ fees and expenses—Note 3(c)	31,044
Prospectus and shareholders’ reports	29,082
Loan commitment fees—Note 2	13,033
Miscellaneous	16,861
Total Expenses	4,996,544
Less—reduction in fees due to earnings credits—Note 3(b)	(3,061)
Net Expenses	4,993,483
Investment (Loss)—Net	(2,031,130)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	23,827,086
Net unrealized appreciation (depreciation) on investments	156,045,905
Net Realized and Unrealized Gain (Loss) on Investments	179,872,991
Net Increase in Net Assets Resulting from Operations	177,841,861

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	[a]	Year Ended August 31, 2016
Operations ($):
Investment (loss)—net	(2,031,130)		(1,341,271)
Net realized gain (loss) on investments	23,827,086		14,972,795
Net unrealized appreciation (depreciation) on investments	156,045,905		(8,400,423)
Net Increase (Decrease) in Net Assets Resulting from Operations	177,841,861		5,231,101
Distributions to Shareholders from ($):
Investment income—net:
Investor Shares	-		(2,920,964)
Net realized gain on investments:
Investor Shares	(3,999,748)		(30,554,710)
Class I	(665)		-
Class Y	(45)		-
Total Distributions	(4,000,458)		(33,475,674)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	169,314,911		158,035,790
Class I	4,959,755		-
Class Y	98,000		-
Distributions reinvested:
Investor Shares	3,036,951		25,215,603
Class I	620		-
Cost of shares redeemed:
Investor Shares	(84,232,833)		(292,501,076)
Class I	(258,731)		-
Increase (Decrease) in Net Assets from Capital Stock Transactions	92,918,673		(109,249,683)
Total Increase (Decrease) in Net Assets	266,760,076		(137,494,256)
Net Assets ($):
Beginning of Period	802,741,132		940,235,388
End of Period	1,069,501,208		802,741,132
Accumulated investment (loss)—net	(5,223,103)		(3,191,973)
Capital Share Transactions (Shares):
Investor Shares[b]
Shares sold	5,230,409		5,626,484
Shares issued for distributions reinvested	90,710		867,410
Shares redeemed	(2,620,716)		(10,309,536)
Net Increase (Decrease) in Shares Outstanding	2,700,403		(3,815,642)
Class Ib
Shares sold	148,642		-
Shares issued for distributions reinvested	18		-
Shares redeemed	(7,571)		-
Net Increase (Decrease) in Shares Outstanding	141,089		-
Class Y
Shares sold	2,843		-

[a]On September 30, 2016, the fund redesignated existing shares as Investor shares and commenced offering Class I and Class Y shares.
[b]During the period ended February 28, 2017, 2,645 Investor shares representing $73,993 were exchanged for 2,644 Class I shares.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Investor Shares	February 28, 2017	Year Ended August 31,
(Unaudited)[a]		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	29.66	30.45	35.87	34.70	26.02	24.90
Investment Operations:
Investment (loss)—net[b]	(.07)	(.05)	(.13)	(.13)	(.09)	(.13)
Net realized and unrealized gain (loss) on investments	6.31	.43	.17	5.70	8.77	4.27
Total from Investment Operations	6.24	.38	.04	5.57	8.68	4.14
Distributions:
Dividends from investment income—net	-	(.10)	-	-	-	-
Dividends from net realized gain on investments	(.14)	(1.07)	(5.46)	(4.40)	-	(3.02)
Total Distributions	(.14)	(1.17)	(5.46)	(4.40)	-	(3.02)
Net asset value, end of period	35.76	29.66	30.45	35.87	34.70	26.02
Total Return (%)	21.06[c]	1.34	.18	16.95	33.36	18.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[d]	1.11	1.09	1.10	1.13	1.19
Ratio of net expenses to average net assets	1.10[d]	1.11	1.09	1.10	1.13	1.19
Ratio of net investment (loss) to average net assets	(.45)[d]	(.17)	(.41)	(.35)	(.29)	(.52)
Portfolio Turnover Rate	40.97[c]	82.01	74.06	88.69	94.62	85.92
Net Assets, end of period ($ x 1,000)	1,064,348	802,741	940,235	1,162,516	850,685	595,337

a On September 30, 2016, the fund redesignated existing shares as Investor shares.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Period Ended
Class I Shares	February 28, 2017
(Unaudited)[a]
Per Share Data ($):
Net asset value, beginning of period	30.62
Investment Operations:
Investment (loss)—net[b]	(.04)
Net realized and unrealized gain (loss) on investments	5.36
Total from Investment Operations	5.32
Distributions:
Dividends from net realized gain on investments	(.14)
Net asset value, end of period	35.80
Total Return (%)[c]	17.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.93
Ratio of net expenses to average net assets[d]	.93
Ratio of net investment (loss) to average net assets[d]	(.39)
Portfolio Turnover Rate[c]	40.97
Net Assets, end of period ($ x 1,000)	5,052

a From September 30, 2016 (commencement of initial offering) to February 28, 2017.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

14

Period Ended
Class Y Shares	February 28, 2017
(Unaudited)[a]
Per Share Data ($):
Net asset value, beginning of period	30.62
Investment Operations:
Investment (loss)—net[b]	(.04)
Net realized and unrealized gain (loss) on investments	5.35
Total from Investment Operations	5.31
Distributions:
Dividends from net realized gain on investments	(.14)
Net asset value, end of period	35.79
Total Return (%)[c]	17.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.96
Ratio of net expenses to average net assets[d]	.96
Ratio of net investment (loss) to average net assets[d]	(.47)
Portfolio Turnover Rate[c]	40.97
Net Assets, end of period ($ x 1,000)	102

a From September 30, 2016 (commencement of initial offering) to February 28, 2017.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Small Cap Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On September 30, 2016, the fund implemented a multiple class structure in which the fund commenced offering Class I and Class Y shares. The existing fund shares were redesignated as Investor shares, authorized shares increased from 200 million to 400 million and 100 million Class I and Class Y shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Investor (200 million shares authorized), Class I (100 million shares authorized) and Class Y shares (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I and Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 327 Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S.

16

generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

18

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities-Domestic Common Stocks†	943,266,666	-	-	943,266,666
Equity Securities-Foreign Common Stocks†	101,162,665	-	-	101,162,665
Exchange-Traded Funds	13,512,317	-	-	13,512,317
Registered Investment Companies	87,105,093	-	-	87,105,093

† See Statement of Investments for additional detailed categorizations.

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2017, The Bank of New York Mellon earned $60,292 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2017 were as follows:

Affiliated Investment Company	Value 8/31/2016 ($)	Purchases ($)	Sales ($)	Value 2/28/2017 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	65,913,277	76,865,905	142,779,182	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	12,473,420	177,157,538	174,570,825	15,060,133	1.4
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	474,080,330	402,035,370	72,044,960	6.8
Total	78,386,697	728,103,773	719,385,377	87,105,093	8.2

†  During the period ended February 28, 2017, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

20

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three–year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

As a result of the fund’s merger with Dreyfus Emerging Leaders Fund, capital losses of $5,572,906 are available to offset future realized gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. If not applied, these acquired capital losses expire in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: ordinary income $2,918,692 and long-term capital gains $30,556,982. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2017, Investor shares were charged $1,136,722 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $52,706 for transfer agency services and $4,093 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3,061.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity.

22

During the period ended February 28, 2017, the fund was charged $41,304 pursuant to the custody agreement.

During the period ended February 28, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $600,709, Shareholder Services Plan fees $199,270, custodian fees $64,594, Chief Compliance Officer fees $4,670 and transfer agency fees $21,304.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $453,568,908 and $369,536,192, respectively.

At February 28, 2017, accumulated net unrealized appreciation on investments was $249,043,659, consisting of $258,779,315 gross unrealized appreciation and $9,735,656 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23

NOTES

24

NOTES

25

For More Information

Dreyfus Opportunistic Small Cap Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Investor: DSCVX Class I: DOPIX Class Y: DSCYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0253SA0217

Dreyfus Opportunistic U.S. Stock Fund

SEMIANNUAL REPORT February 28, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Opportunistic U.S. Stock Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic U.S. Stock Fund, covering the six-month period from September 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally produced flat returns in September. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections in November, but equity markets subsequently rallied to a series of new highs over the remainder of the reporting period as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation

March 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2016 through February 28, 2017, as provided by David A. Daglio and Elizabeth Slover, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2017, Dreyfus Opportunistic U.S. Stock Fund’s Class A shares produced a total return of 11.98%, Class C shares returned 11.54%, Class I shares returned 12.09%, and Class Y shares returned 12.03%.1 In comparison, the fund’s benchmark, the Russell 3000® Index (the “Index”), produced a total return of 10.29%.2

U.S. stocks achieved solid gains over the reporting period amid expectations of changing fiscal, tax, and regulatory policies under a new presidential administration. Strong relative results in the financials, consumer discretionary, materials, and consumer staples sectors enabled the fund to outperform the Index.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. The fund normally invests at least 80% of its assets in the stocks of publicly traded companies located in the United States. The fund may invest in the stocks of companies of any market capitalization and may hold growth or value stocks or a blend of both.

Stocks are selected for the fund’s portfolio based on a combination of fundamental, bottom-up research, macro insights, and risk management. With support from a team of research analysts, we use a disciplined, opportunistic investment approach to identify stocks of companies that we believe to be attractive from a valuation and fundamental standpoint, including those that are trading materially below our estimate of intrinsic market value, those that have strong or improving fundamentals, and those that have a revaluation catalyst. The fund seeks exposure to stocks and sectors that we perceive to be attractive from a valuation and fundamental standpoint. We also assess and manage the overall risk profile of the fund’s portfolio.

Economic and Political Developments Drove Stocks Higher

Stocks across all capitalization ranges fared well over the reporting period in anticipation of more business-friendly policies from a newly elected U.S. government. Although the Index declined in advance of the vote in November, the election’s widely unexpected outcome sparked a robust market rally that persisted through the reporting period’s end.

In this environment, financial stocks advanced amid expectations that rising interest rates would boost lending margins. The industrials sector climbed in anticipation of greater infrastructure and military spending. Technology companies looked forward to lower corporate tax rates and higher levels of enterprise spending on productivity-enhancing technologies. In contrast, the utilities, consumer staples, and real estate sectors generally fell out of favor when fixed-income securities seemed poised to become more competitive with dividend-paying stocks.

Small-cap stocks produced higher returns than their mid-cap counterparts, and midcap companies typically outperformed large-cap stocks during the reporting period.

Security Selection Strategies Produced Positive Results

The fund’s stock selection strategy enabled it to produce significantly higher returns than the Index over the reporting period. Results in the financials sector were bolstered by lenders SLM and Synchrony Financial, which encountered strong demand and limited credit losses. Banking giants Citigroup and Bank of America gained value amid expectations of higher lending margins and reduced regulatory burdens. Mortgage insurance company MGIC Investment advanced in anticipation of robust demand from first-time homebuyers. Among consumer discretionary companies, media companies Sinclair Broadcast Group and CBS achieved higher advertising sales, automotive

3

DISCUSSION OF FUND PERFORMANCE (continued)

components supplier Visteon benefited from strong vehicle sales, and office supplies retailer Staples rebounded in the wake of a failed merger.

In the materials sector, Steel Dynamics and Dow Chemical rallied from low valuations as the economic outlook improved. Packaged foods producer Conagra Brands fared well in the consumer staples sector after divesting some of its weaker-performing brands. Underweighted exposure to the consumer staples sector also supported the fund’s relative performance.

While disappointments proved relatively mild over the reporting period, results in the information technology sector were hindered by lack of exposure to consumer electronics maker Apple, but the resulting shortfall was partly offset by better results from payments processor Square and semiconductor maker Microchip Technology. In the health care sector, assisted living communities operator Brookdale Senior Living experienced overcapacity and pricing issues, and generic drugmaker Mylan lost value amid highly publicized pricing pressures. Finally, among energy companies, energy services provider Superior Energy Services suffered when investors reacted negatively to a downturn in activity in the Gulf of Mexico, and exploration-and-production company Pioneer Natural Resources lagged market averages despite strong production volumes in the Permian Basin.

A Constructive Investment Posture

We continue to believe that a sustained U.S. economic expansion is likely to support higher corporate profits, and less stringent tax and regulatory policies could further augment company fundamentals and valuations. Therefore, we have maintained a generally constructive investment posture, including overweighted exposure to the financials, information technology, and materials sectors. In contrast, we have identified relatively few opportunities in the real estate, consumer discretionary, and consumer staples sectors.

March 15, 2017

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 Source: Lipper Inc. — The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic U.S. Stock Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.31	$10.23	$5.00	$4.99
Ending value (after expenses)	$1,119.80	$1,115.40	$1,120.90	$1,120.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.01	$9.74	$4.76	$4.76
Ending value (after expenses)	$1,018.84	$1,015.12	$1,020.08	$1,020.08

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for Class I and .95% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2017 (Unaudited)

Common Stocks - 99.3%	Shares		Value ($)
Automobiles & Components - 4.4%
Visteon	11,947	[a]	1,107,128
Banks - 13.5%
Bank of America	49,559		1,223,116
Citigroup	12,122		725,017
KeyCorp	38,899		730,134
MGIC Investment	70,697	[a]	752,923
			3,431,190
Capital Goods - 2.4%
Snap-on	3,624		614,884
Diversified Financials - 15.7%
Capital One Financial	6,029		565,882
E*TRADE Financial	20,932	[a]	722,363
Raymond James Financial	12,524		983,885
SLM	48,620	[a]	582,954
Synchrony Financial	31,116		1,127,644
			3,982,728
Energy - 5.9%
Pioneer Natural Resources	4,641		863,087
Superior Energy Services	37,933	[a]	625,895
			1,488,982
Exchange-Traded Funds - 2.4%
SPDR S&P 500 ETF Trust	2,163	[b]	511,485
Vanguard S&P 500 ETF	469		101,806
			613,291
Food, Beverage & Tobacco - 2.6%
Conagra Brands	7,521		309,940
Molson Coors Brewing, Cl. B	3,618		363,211
			673,151
Health Care Equipment & Services - 4.2%
Abbott Laboratories	23,643		1,065,826
Materials - 6.2%
Dow Chemical	13,991		871,080
Steel Dynamics	19,097		698,950
			1,570,030
Media - 2.5%
Nexstar Media Group	4,458		307,379

6

Common Stocks - 99.3% (continued)	Shares		Value ($)
Media - 2.5% (continued)
Sinclair Broadcast Group, Cl. A	8,498		339,070
			646,449
Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
Alexion Pharmaceuticals	4,384	[a]	575,400
Celgene	6,785	[a]	838,015
			1,413,415
Retailing - 2.2%
Lithia Motors, Cl. A	5,898	[b]	564,262
Semiconductors & Semiconductor Equipment - 7.5%
Microchip Technology	9,194	[b]	666,749
Power Integrations	8,595		543,204
Xilinx	12,035		707,899
			1,917,852
Software & Services - 19.1%
Alphabet, Cl. C	1,001	[a]	824,033
Fortinet	15,371	[a]	574,107
HubSpot	8,328	[a]	495,516
Oracle	18,420		784,508
salesforce.com	7,031	[a]	571,972
Splunk	7,343	[a]	453,283
Square, Cl. A	38,468	[a]	666,266
Twilio, Cl. A	15,597	[b]	494,737
			4,864,422
Transportation - 2.8%
Union Pacific	6,646		717,369
Utilities - 2.3%
American Water Works	7,599		592,722
Total Common Stocks (cost $21,212,685)			25,263,701

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 3.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $866,319)	866,319	[c]	866,319
Total Investments (cost $22,079,004)	102.7%		26,130,020
Liabilities, Less Cash and Receivables	(2.7%)		(694,498)
Net Assets	100.0%		25,435,522

ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

aNon-income producing security.
bSecurity, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $2,189,655 and the value of the collateral held by the fund was $2,281,347, consisting of cash collateral of $866,319 and U.S. Government & Agency securities valued at $1,415,028.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	19.1
Diversified Financials	15.7
Banks	13.5
Semiconductors & Semiconductor Equipment	7.5
Materials	6.2
Energy	5.9
Pharmaceuticals, Biotechnology & Life Sciences	5.6
Automobiles & Components	4.4
Health Care Equipment & Services	4.2
Money Market Investment	3.4
Transportation	2.8
Food, Beverage & Tobacco	2.6
Media	2.5
Capital Goods	2.4
Exchange-Traded Funds	2.4
Utilities	2.3
Retailing	2.2
102.7

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,189,655)—Note 1(b):
Unaffiliated issuers	21,212,685	25,263,701
Affiliated issuers	866,319	866,319
Receivable for investment securities sold		141,818
Receivable for shares of Common Stock subscribed		65,357
Dividends and securities lending income receivable		22,062
Prepaid expenses		26,608
		26,385,865
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		23,202
Cash overdraft due to Custodian		30,438
Liability for securities on loan—Note 1(b)		866,319
Payable for shares of Common Stock redeemed		100
Accrued expenses		30,284
		950,343
Net Assets ($)		25,435,522
Composition of Net Assets ($):
Paid-in capital		22,481,448
Accumulated investment (loss)—net		(15,810)
Accumulated net realized gain (loss) on investments		(1,081,132)
Accumulated net unrealized appreciation (depreciation) on investments		4,051,016
Net Assets ($)		25,435,522

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	12,128,790	3,473,426	9,832,234	1,071.61
Shares Outstanding	554,634	164,848	445,929	48.59
Net Asset Value Per Share ($)	21.87	21.07	22.05	22.05

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	139,878
Affiliated issuers	92
Income from securities lending—Note 1(b)	1,469
Total Income	141,439
Expenses:
Management fee—Note 3(a)	94,316
Shareholder servicing costs—Note 3(c)	36,845
Registration fees	30,299
Professional fees	21,226
Distribution fees—Note 3(b)	12,674
Custodian fees—Note 3(c)	5,654
Prospectus and shareholders’ reports	5,425
Directors’ fees and expenses—Note 3(d)	870
Loan commitment fees—Note 2	226
Miscellaneous	8,769
Total Expenses	216,304
Less—reduction in expenses due to undertaking—Note 3(a)	(58,881)
Less—reduction in fees due to earnings credits—Note 3(c)	(194)
Net Expenses	157,229
Investment (Loss)—Net	(15,790)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,011,847
Net unrealized appreciation (depreciation) on investments	1,789,619
Net Realized and Unrealized Gain (Loss) on Investments	2,801,466
Net Increase in Net Assets Resulting from Operations	2,785,676

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations ($):
Investment income (loss)—net	(15,790)	12,272
Net realized gain (loss) on investments	1,011,847	(2,068,186)
Net unrealized appreciation (depreciation) on investments	1,789,619	1,746,372
Net Increase (Decrease) in Net Assets Resulting from Operations	2,785,676	(309,542)
Distributions to Shareholders from ($):
Investment income—net
Class I	(11,010)	-
Class Y	(2)	-
Net realized gain on investments:
Class A	-	(662,767)
Class C	-	(100,280)
Class I	-	(385,925)
Class Y	-	(32)
Total Distributions	(11,012)	(1,149,004)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	550,245	9,915,500
Class C	306,012	2,449,294
Class I	6,153,550	5,544,984
Distributions reinvested:
Class A	-	659,450
Class C	-	99,756
Class I	11,010	229,916
Cost of shares redeemed:
Class A	(9,382,031)	(11,964,075)
Class C	(883,453)	(714,856)
Class I	(1,488,981)	(8,588,008)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(4,733,648)	(2,368,039)
Total Increase (Decrease) in Net Assets	(1,958,984)	(3,826,585)
Net Assets ($):
Beginning of Period	27,394,506	31,221,091
End of Period	25,435,522	27,394,506
Undistributed investment income (loss)—net	(15,810)	10,992

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	27,083	517,464
Shares issued for distributions reinvested	-	33,006
Shares redeemed	(451,957)	(642,865)
Net Increase (Decrease) in Shares Outstanding	(424,874)	(92,395)
Class C
Shares sold	15,086	128,867
Shares issued for distributions reinvested	-	5,134
Shares redeemed	(45,244)	(38,658)
Net Increase (Decrease) in Shares Outstanding	(30,158)	95,343
Class I
Shares sold	286,353	282,875
Shares issued for distributions reinvested	537	11,422
Shares redeemed	(73,012)	(470,680)
Net Increase (Decrease) in Shares Outstanding	213,878	(176,383)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Six Months Ended February 28, 2017	Year Ended August 31,
	(Unaudited)	2016	2015	2014	2013	2012[a]
Per Share Data ($):
Net asset value, beginning of period	19.53	19.76	20.62	17.75	14.49	12.50
Investment Operations:
Investment income (loss)—net[b]	(.01)	.01	(.05)	(.02)	(.01)	.02
Net realized and unrealized gain (loss) on investments	2.35	.41[c]	.26[c]	4.55	4.08	1.97
Total from Investment Operations	2.34	.42	.21	4.53	4.07	1.99
Distributions:
Dividends from investment income—net	-	-	-	(.00)[d]	(.09)	-
Dividends from net realized gain on investments	-	(.65)	(1.07)	(1.66)	(.72)	-
Total Distributions	-	(.65)	(1.07)	(1.66)	(.81)	-
Net asset value, end of period	21.87	19.53	19.76	20.62	17.75	14.49
Total Return (%)[e]	11.98[f]	2.07	1.12	26.73	29.30	15.92[f]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65[g]	1.60	1.69	1.86	2.93	7.51[g]
Ratio of net expenses to average net assets	1.20[g]	1.20	1.20	1.20	1.20	1.20[g]
Ratio of net investment income (loss) to average net assets	(.09)[g]	.06	(.25)	(.09)	(.04)	.18[g]
Portfolio Turnover Rate	77.21[f]	199.63	147.86	111.14	142.83	46.51[f]
Net Assets, end of period ($x 1,000)	12,129	19,133	21,176	15,355	3,118	61

a From December 20, 2011 (commencement of operations) to August 31, 2012.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Amount represents less than $.01 per share.
e Exclusive of sales charge.
f Not annualized.
g Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Class C Shares	Six Months Ended February 28, 2017	Year Ended August 31,
	(Unaudited)	2016	2015	2014	2013	2012[a]
Per Share Data ($):
Net asset value, beginning of period	18.89	19.27	20.28	17.61	14.42	12.50
Investment Operations:
Investment (loss)—net[b]	(.08)	(.13)	(.20)	(.17)	(.10)	(.05)
Net realized and unrealized gain (loss) on investments	2.26	.40[c]	.26[c]	4.50	4.01	1.97
Total from Investment Operations	2.18	.27	.06	4.33	3.91	1.92
Distributions:
Dividends from net realized gain on investments	-	(.65)	(1.07)	(1.66)	(.72)	-
Net asset value, end of period	21.07	18.89	19.27	20.28	17.61	14.42
Total Return (%)[d]	11.54[e]	1.33	.37	25.81	28.12	15.36[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.46[f]	2.41	2.54	2.75	5.44	8.09[f]
Ratio of net expenses to average net assets	1.95[f]	1.95	1.95	1.95	1.95	1.95[f]
Ratio of net investment (loss) to average net assets	(.82)[f]	(.68)	(1.00)	(.87)	(.60)	(.53)[f]
Portfolio Turnover Rate	77.21[e]	199.63	147.86	111.14	142.83	46.51[e]
Net Assets, end of period ($x 1,000)	3,473	3,684	1,920	720	49	33

a From December 20, 2011 (commencement of operations) to August 31, 2012.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Exclusive of sales charge.
e Not annualized.
f Annualized.

See notes to financial statements.

14

Class I Shares	Six Months Ended February 28, 2017	Year Ended August 31,
	(Unaudited)	2016	2015	2014	2013	2012[a]
Per Share Data ($):
Net asset value, beginning of period	19.72	19.89	20.70	17.80	14.52	12.50
Investment Operations:
Investment income—net[b]	.02	.06	.00[c]	.05	.07	.04
Net realized and unrealized gain (loss) on investments	2.36	.42[d]	.26[d]	4.53	4.03	1.98
Total from Investment Operations	2.38	.48	.26	4.58	4.10	2.02
Distributions:
Dividends from investment income—net	(.05)	-	-	(.02)	(.10)	-
Dividends from net realized gain on investments	-	(.65)	(1.07)	(1.66)	(.72)	-
Total Distributions	(.05)	(.65)	(1.07)	(1.68)	(.82)	-
Net asset value, end of period	22.05	19.72	19.89	20.70	17.80	14.52
Total Return (%)	12.09[e]	2.37	1.42	27.00	29.43	16.16[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.44[f]	1.32	1.37	1.61	4.05	7.13[f]
Ratio of net expenses to average net assets	.95[f]	.95	.95	.95	.95	.95[f]
Ratio of net investment income to average net assets	.22[f]	.29	.01	.24	.43	.40[f]
Portfolio Turnover Rate	77.21[e]	199.63	147.86	111.14	142.83	46.51[e]
Net Assets, end of period ($x 1,000)	9,832	4,576	8,124	5,119	4,273	3,462

       a From December 20, 2011 (commencement of operations) to August 31, 2012.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
e Not annualized.
f Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2017	Year Ended August 31,
Class Y Shares	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	19.73	19.90	20.58
Investment Operations:
Investment income—net[b]	.02	.06	.01
Net realized and unrealized gain (loss) on investments	2.35	.42[c]	(.69)
Total from Investment Operations	2.37	.48	(.68)
Distributions:
Dividends from investment income—net	(.05)	-	-
Dividends from net realized gain on investments	-	(.65)	-
Total Distributions	(.05)	(.65)	-
Net asset value, end of period	22.05	19.73	19.90
Total Return (%)	12.03[d]	2.37	(3.30)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.67[e]	2.68	2.62[e]
Ratio of net expenses to average net assets	.95[e]	.95	.95[e]
Ratio of net investment income to average net assets	.18[e]	.31	.12[e]
Portfolio Turnover Rate	77.21[d]	199.63	147.86
Net Assets, end of period ($x 1,000)	1	1	1

a From May 1, 2015 (commencement of initial offering) to August 31, 2015.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Not annualized.
e Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic U.S. Stock Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

18

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	24,650,410	-	-	24,650,410

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	613,291	-	-	613,291
Registered Investment Company	866,319	-	-	866,319

† See Statement of Investments for additional detailed categorizations.

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2017, The Bank of New York Mellon earned $285 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in

20

affiliated investment companies during the period ended February 28, 2017 were as follows:

Affiliated Investment Company	Value 8/31/2016 ($)	Purchases ($)	Sales ($)	Value 2/28/2017 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	860,269	2,568,225	3,428,494	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	117,172	2,484,376	2,601,548	-	-
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	4,639,528	3,773,209	866,319	3.4
Total	977,441	9,692,129	9,803,251	866,319	3.4

† During the period ended February 28, 2017, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,912,493 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2016. The fund has these short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: ordinary income $56,874 and long–term capital gains $1,092,130. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2016 through January 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage

22

commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $58,881 during the period ended February 28, 2017.

During the period ended February 28, 2017, the Distributor retained $181 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2017, Class C shares were charged $12,674 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2017, Class A and Class C shares were charged $20,962 and $4,225, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $4,272 for transfer agency services and $260 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $194.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $5,654 pursuant to the custody agreement.

During the period ended February 28, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $14,567, Distribution Plan fees $1,946, Shareholder Services Plan fees $3,352, custodian fees $9,106, Chief Compliance Officer fees $4,670 and transfer agency fees $1,758, which are offset against an expense reimbursement currently in effect in the amount of $12,197.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $19,581,060 and $24,568,801, respectively.

At February 28, 2017, accumulated net unrealized appreciation on investments was $4,051,016, consisting of $4,183,001 gross unrealized appreciation and $131,985 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

NOTES

25

For More Information

Dreyfus Opportunistic U.S. Stock Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DOSAX Class C: DOSCX Class I: DOSIX Class Y: DOSYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6316SA0217

Dreyfus Strategic Value Fund

SEMIANNUAL REPORT February 28, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Value Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Value Fund, covering the six-month period from September 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally produced flat returns in September. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections in November, but equity markets subsequently rallied to a series of new highs over the remainder of the reporting period as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation

March 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from September 1, 2016 through February 28, 2017, as provided by Brian C. Ferguson, John C. Bailer, and David S. Intoppa, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2017, Dreyfus Strategic Value Fund’s Class A shares produced a total return of 15.51%, Class C shares returned 15.09%, Class I shares returned 15.69%, and Class Y shares returned 15.69%.1 The fund’s benchmark, the Russell 1000® Value Index (the “Index”), produced a total return of 11.07% for the same period.2

U.S. stocks rose amid improving economic growth prospects and positive investor sentiment in the wake of the U.S. presidential election. The fund outperformed the Index, primarily on the strength of favorable sector allocations and successful security selections in the financials, health care, real estate, and industrials sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. We identify potential investments through extensive quantitative and fundamental research. The fund will focus on individual stock selection (a “bottom-up” approach), emphasizing three key factors: value, displayed through quantitative screens tracking traditional measures — such as price-to-earnings, price-to-book, and price-to-sales ratios — that are analyzed and compared against the market; sound business fundamentals, in which a company’s balance sheet and income data are examined to determine the company’s financial history; and positive business momentum, where a company’s earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company’s financial condition or the presence of a catalyst that will trigger a price increase in the near to medium term.

The fund typically sells a stock when we believe there is a more attractive alternative, the stock’s valuation is excessive, or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution, or deteriorating capital structure.

Improving Economics and Positive Investor Sentiment

U.S. equities started the reporting period on a weak note, as the Index experienced neither an uptrend nor a downtrend in September and most of October before dipping lower in the final weeks before the 2016 presidential election in early November. The election’s unexpected outcome reenergized equity markets as investors began to anticipate lower corporate taxes, reduced regulatory constraints on business, and increased infrastructure spending. Encouraging economic data, including strong GDP growth and strong employment figures, further bolstered investor confidence, driving several broad market indices to a series of new highs.

Financial stocks led the market’s rise, buoyed by rising bond yields, improved lending margins, and expectations of lower corporate taxes and reduced regulatory burdens. Information technology stocks and economically sensitive, value-oriented stocks in the industrials and materials sectors also outperformed market averages, while traditionally defensive consumer staples stocks and high-yielding equities in the telecommunication services, real estate, and utilities sectors generally lagged.

Financial Stocks Led the Fund’s Gains

Overweighted exposure to the financials sector and strong individual stock selections across every financial industry group led the portfolio higher. Top performers included capital markets

3

DISCUSSION OF FUND PERFORMANCE (continued)

companies such as Goldman Sachs Group, Morgan Stanley, and E*TRADE Financial; banking institutions such as Bank of America, JPMorgan Chase & Co., and Comerica; diversified financial services providers such as Voya Financial; and insurers such as Prudential Financial. Among health care investments, the fund held underweighted exposure to lagging pharmaceutical developers, focusing instead on health care providers and service companies, such as plan provider UnitedHealth Group and pharmaceutical distributor AmerisourceBergen, which performed relatively well. Underweighted exposure to the real estate sector further bolstered returns compared to the Index, as did a variety of investments in industrial stocks, including air carriers such as Delta Air Lines, conglomerates such as Honeywell International, and aerospace and defense contractors such as General Dynamics.

On the other hand, investments in a few market sectors weighed on the fund’s relative performance. Among consumer staples holdings, a few food and beverage companies, including Molson Coors Brewing, Kellogg, and Coca-Cola, fell when traditionally defensive stocks fell out of favor. In the information technology sector, a handful of holdings, such as data analytics provider Teradata, failed to fully keep up with the overall sector’s advance. Notable disappointments in other areas included advertising agency Omnicom Group and oil-and-gas refiner Phillips 66, both of which lagged their respective sector averages.

Positioned for Further Growth

Improving U.S. and global economic fundamentals, together with rising interest rates and the new presidential administration’s emphasis on pro-growth, pro-business policies, appear to portend well for corporate earnings and revenue growth. We believe financial and cyclical growth industries are particularly well positioned to benefit in this environment. Therefore, as of the end of the reporting period, we have invested a relatively large percentage of the fund’s assets in carefully selected stocks in the materials, financials, consumer discretionary, information technology, energy, consumer discretionary, and industrials sectors. Health care holdings stand close to market weight. The fund holds relatively little exposure to the utilities, real estate, and telecommunication services sectors.

March 15, 2017

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 Source: Lipper Inc. — The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Value Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.24	$9.23	$3.90	$3.90
Ending value (after expenses)	$1,155.10	$1,150.90	$1,156.90	$1,156.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.91	$8.65	$3.66	$3.66
Ending value (after expenses)	$1,019.93	$1,016.22	$1,021.17	$1,021.17

†  Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.73% for Class C, .73% for Class I and .73% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2017 (Unaudited)

Common Stocks - 99.4%	Shares		Value ($)
Automobiles & Components - .7%
Goodyear Tire & Rubber	367,433		12,878,527
Banks - 11.4%
Bank of America	2,823,617		69,686,868
BB&T	283,222		13,656,965
JPMorgan Chase & Co.	956,014		86,633,989
PNC Financial Services Group	227,577		28,954,622
SunTrust Banks	327,792		19,500,346
			218,432,790
Capital Goods - 8.8%
General Dynamics	177,250		33,643,822
Honeywell International	229,208		28,536,396
L3 Technologies	85,333		14,363,251
Quanta Services	418,360	[a]	15,613,195
Raytheon	287,660		44,342,789
United Technologies	292,844		32,959,592
			169,459,045
Diversified Financials - 12.8%
American Express	239,971		19,212,078
Ameriprise Financial	146,180		19,222,670
Berkshire Hathaway, Cl. B	537,568	[a]	92,149,907
Capital One Financial	118,339		11,107,299
Goldman Sachs Group	112,104		27,808,518
Raymond James Financial	242,421		19,044,594
Synchrony Financial	843,023		30,551,153
Voya Financial	645,523		26,614,913
			245,711,132
Energy - 12.6%
Anadarko Petroleum	524,230		33,891,469
EOG Resources	478,030		46,364,130
Halliburton	741,949		39,664,593
Kinder Morgan	656,788		13,996,152
Marathon Petroleum	290,494		14,408,502
Occidental Petroleum	685,166		44,912,631
Phillips 66	375,343		29,348,069
Valero Energy	286,360		19,458,162
			242,043,708

6

Common Stocks - 99.4% (continued)	Shares		Value ($)
Exchange-Traded Funds - 1.3%
iShares Russell 1000 Value ETF	214,535	[b]	25,025,508
Food & Staples Retailing - 1.1%
Walgreens Boots Alliance	238,614		20,611,477
Food, Beverage & Tobacco - 8.2%
Coca-Cola	462,864		19,421,773
Coca-Cola European Partners	374,770		13,000,771
Conagra Brands	451,623		18,611,384
Kellogg	450,409		33,361,795
Kraft Heinz	153,263		14,025,097
Lamb Weston Holdings	235,843		9,242,687
Molson Coors Brewing, Cl. B	370,999		37,244,590
Mondelez International, Cl. A	269,042		11,816,325
			156,724,422
Health Care Equipment & Services - 6.7%
Abbott Laboratories	492,364		22,195,769
Aetna	115,303		14,846,414
AmerisourceBergen	215,114		19,685,082
Boston Scientific	729,791	[a]	17,916,369
Humana	64,222		13,566,897
Laboratory Corporation of America Holdings	102,011	[a]	14,512,085
UnitedHealth Group	162,862		26,934,118
			129,656,734
Insurance - 5.0%
Allstate	237,121		19,481,861
Athene Holding, Cl. A	291,380		15,143,019
Chubb	134,519		18,586,490
Hartford Financial Services Group	186,507		9,118,327
Prudential Financial	301,770		33,357,656
			95,687,353
Materials - 6.1%
CF Industries Holdings	675,748	[b]	21,232,002
Dow Chemical	147,095		9,158,135
Martin Marietta Materials	90,629	[b]	19,571,333
Newmont Mining	615,495		21,074,549
Packaging Corporation of America	288,074		26,626,680
Vulcan Materials	154,503		18,634,607
			116,297,306
Media - 3.8%
Comcast, Cl. A	574,568		21,500,335

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Media - 3.8% (continued)
Omnicom Group	446,247		37,975,620
Time Warner	146,708		14,408,193
			73,884,148
Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
Bristol-Myers Squibb	172,634		9,790,074
Eli Lilly & Co.	192,277		15,922,458
Merck & Co.	745,240		49,088,959
			74,801,491
Real Estate - 1.2%
Uniti Group	795,682		23,050,907
Retailing - .5%
Staples	1,027,043		9,233,117
Semiconductors & Semiconductor Equipment - 1.6%
Texas Instruments	404,412		30,986,047
Software & Services - 3.5%
Alphabet, Cl. A	21,957	[a]	18,552,128
eBay	424,330	[a]	14,384,787
Oracle	454,550		19,359,284
Teradata	456,000	[a]	14,181,600
			66,477,799
Technology Hardware & Equipment - 5.2%
Apple	199,528		27,333,341
Cisco Systems	1,129,417		38,603,473
Corning	732,016		20,210,962
Harris	130,629		14,356,127
			100,503,903
Telecommunication Services - 2.7%
AT&T	1,250,367		52,252,837
Transportation - 1.5%
Delta Air Lines	571,706		28,545,281
Utilities - .8%
FirstEnergy	455,913		14,785,259
Total Common Stocks (cost $1,567,184,198)			1,907,048,791

8

Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $15,990,920)	15,990,920	[c]	15,990,920
Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $21,754,558)	21,754,558	[c]	21,754,558
Total Investments (cost $1,604,929,676)	101.4%		1,944,794,269
Liabilities, Less Cash and Receivables	(1.4%)		(26,352,893)
Net Assets	100.0%		1,918,441,376

aNon-income producing security.
bSecurity, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $25,945,289 and the value of the collateral held by the fund was $26,557,711, consisting of cash collateral of $21,754,558 and U.S. Government & Agency securities valued at $4,803,153.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	12.8
Energy	12.6
Banks	11.4
Capital Goods	8.8
Food, Beverage & Tobacco	8.2
Health Care Equipment & Services	6.7
Materials	6.1
Technology Hardware & Equipment	5.2
Insurance	5.0
Pharmaceuticals, Biotechnology & Life Sciences	3.9
Media	3.8
Software & Services	3.5
Telecommunication Services	2.7
Money Market Investments	2.0
Semiconductors & Semiconductor Equipment	1.6
Transportation	1.5
Exchange-Traded Funds	1.3
Real Estate	1.2
Food & Staples Retailing	1.1
Utilities	.8
Automobiles & Components	.7
Retailing	.5
101.4

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $25,945,289)—Note 1(b):
Unaffiliated issuers	1,567,184,198	1,907,048,791
Affiliated issuers	37,745,478	37,745,478
Cash		2,190,916
Receivable for investment securities sold		28,555,653
Dividends and securities lending income receivable		2,877,163
Receivable for shares of Common Stock subscribed		2,338,241
Prepaid expenses		55,321
		1,980,811,563
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,206,757
Payable for investment securities purchased		36,201,045
Liability for securities on loan—Note 1(b)		21,754,558
Payable for shares of Common Stock redeemed		2,900,017
Interest payable—Note 2		960
Accrued expenses		306,850
		62,370,187
Net Assets ($)		1,918,441,376
Composition of Net Assets ($):
Paid-in capital		1,478,283,354
Accumulated undistributed investment income—net		3,108,089
Accumulated net realized gain (loss) on investments		97,185,340
Accumulated net unrealized appreciation (depreciation) on investments		339,864,593
Net Assets ($)		1,918,441,376

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	862,752,223	49,448,212	799,057,772	207,183,169
Shares Outstanding	21,269,866	1,298,451	19,661,818	5,097,970
Net Asset Value Per Share ($)	40.56	38.08	40.64	40.64

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	17,086,090
Affiliated issuers	12,393
Income from securities lending—Note 1(b)	24,128
Total Income	17,122,611
Expenses:
Management fee—Note 3(a)	6,439,065
Shareholder servicing costs—Note 3(c)	1,780,894
Distribution fees—Note 3(b)	176,993
Prospectus and shareholders’ reports	76,703
Registration fees	67,530
Directors’ fees and expenses—Note 3(d)	59,760
Custodian fees—Note 3(c)	46,969
Professional fees	37,941
Loan commitment fees—Note 2	23,110
Interest expense—Note 2	1,352
Miscellaneous	18,440
Total Expenses	8,728,757
Less—reduction in expenses due to undertaking—Note 3(a)	(1,113,548)
Less—reduction in fees due to earnings credits—Note 3(c)	(6,851)
Net Expenses	7,608,358
Investment Income—Net	9,514,253
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	136,104,890
Net unrealized appreciation (depreciation) on investments	111,731,037
Net Realized and Unrealized Gain (Loss) on Investments	247,835,927
Net Increase in Net Assets Resulting from Operations	257,350,180

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations ($):
Investment income—net	9,514,253	22,491,458
Net realized gain (loss) on investments	136,104,890	19,173,104
Net unrealized appreciation (depreciation) on investments	111,731,037	82,566,457
Net Increase (Decrease) in Net Assets Resulting from Operations	257,350,180	124,231,019
Distributions to Shareholders from ($):
Investment income—net:
Class A	(11,206,616)	(8,700,408)
Class C	(290,055)	(131,423)
Class I	(9,313,258)	(5,363,362)
Class Y	(2,700,953)	(2,304,293)
Net realized gain on investments:
Class A	(12,942,367)	(111,293,637)
Class C	(742,862)	(7,014,133)
Class I	(9,421,902)	(54,195,811)
Class Y	(2,732,461)	(23,284,466)
Total Distributions	(49,350,474)	(212,287,533)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	44,715,668	62,929,649
Class C	3,375,645	4,750,944
Class I	279,308,075	239,127,465
Class Y	23,464,709	51,388,951
Distributions reinvested:
Class A	22,422,052	111,920,429
Class C	805,366	5,546,090
Class I	18,245,284	57,225,539
Class Y	1,787,134	10,295,602
Cost of shares redeemed:
Class A	(149,421,253)	(158,297,103)
Class C	(8,093,097)	(11,949,165)
Class I	(85,880,130)	(154,953,764)
Class Y	(19,630,022)	(89,324,013)
Increase (Decrease) in Net Assets from Capital Stock Transactions	131,099,431	128,660,624
Total Increase (Decrease) in Net Assets	339,099,137	40,604,110
Net Assets ($):
Beginning of Period	1,579,342,239	1,538,738,129
End of Period	1,918,441,376	1,579,342,239
Undistributed investment income—net	3,108,089	17,104,718

12

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	1,181,829	1,797,542
Shares issued for distributions reinvested	587,272	3,263,943
Shares redeemed	(3,853,994)	(4,574,517)
Net Increase (Decrease) in Shares Outstanding	(2,084,893)	486,968
Class C
Shares sold	91,862	144,175
Shares issued for distributions reinvested	22,427	171,652
Shares redeemed	(226,699)	(369,177)
Net Increase (Decrease) in Shares Outstanding	(112,410)	(53,350)
Class Ia
Shares sold	7,359,292	6,926,397
Shares issued for distributions reinvested	477,251	1,667,897
Shares redeemed	(2,263,784)	(4,606,783)
Net Increase (Decrease) in Shares Outstanding	5,572,759	3,987,511
Class Ya
Shares sold	598,250	1,539,436
Shares issued for distributions reinvested	46,747	300,076
Shares redeemed	(514,325)	(2,462,907)
Net Increase (Decrease) in Shares Outstanding	130,672	(623,395)

[a]During the period ended February 28, 2017, 26,193 Class Y shares representing $1,007,499 were exchanged for 26,193 Class I shares and 2,348 Class A shares representing $92,439 were exchanged for 2,344 Class Y shares. During the period ended August 31, 2016, 28,618 Class Y shares representing $996,583 were exchanged for 28,618 Class I shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Six Months Ended February 28, 2017
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	36.08	38.49	43.34	37.27	29.28	26.27
Investment Operations:
Investment income—net[a]	.19	.50	.33	.35	.40	.30
Net realized and unrealized gain (loss) on investments	5.34	2.41	(.66)	8.03	7.97	2.91
Total from Investment Operations	5.53	2.91	(.33)	8.38	8.37	3.21
Distributions:
Dividends from investment income—net	(.49)	(.39)	(.36)	(.26)	(.38)	(.20)
Dividends from net realized gain on investments	(.56)	(4.93)	(4.16)	(2.05)	-	-
Total Distributions	(1.05)	(5.32)	(4.52)	(2.31)	(.38)	(.20)
Net asset value, end of period	40.56	36.08	38.49	43.34	37.27	29.28
Total Return (%)[b]	15.51[c]	8.26	(.90)	23.09	28.82	12.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[d]	1.12	1.11	1.12	1.14	1.20
Ratio of net expenses to average net assets	.98[d]	.98	.98	.98	.98	.98
Ratio of net investment income to average net assets	1.00[d]	1.42	.81	.88	1.19	1.07
Portfolio Turnover Rate	51.04[c]	80.82	96.32	67.00	76.28	95.38
Net Assets, end of period ($ x 1,000)	862,752	842,532	880,116	970,817	1,065,660	875,703

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

14

Six Months Ended February 28, 2017		Year Ended August 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	33.81	36.35	41.17	35.54	27.93	25.05
Investment Operations:
Investment income—net[a]	.05	.22	.02	.05	.14	.08
Net realized and unrealized gain (loss) on investments	5.00	2.26	(.61)	7.63	7.62	2.80
Total from Investment Operations	5.05	2.48	(.59)	7.68	7.76	2.88
Distributions:
Dividends from investment income—net	(.22)	(.09)	(.07)	-	(.15)	-
Dividends from net realized gain on investments	(.56)	(4.93)	(4.16)	(2.05)	-	-
Total Distributions	(.78)	(5.02)	(4.23)	(2.05)	(.15)	-
Net asset value, end of period	38.08	33.81	36.35	41.17	35.54	27.93
Total Return (%)[b]	15.09[c]	7.46	(1.65)	22.17	27.87	11.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.88[d]	1.89	1.87	1.88	1.91	1.97
Ratio of net expenses to average net assets	1.73[d]	1.73	1.73	1.73	1.73	1.73
Ratio of net investment income to average net assets	.26[d]	.67	.06	.12	.45	.32
Portfolio Turnover Rate	51.04[c]	80.82	96.32	67.00	76.28	95.38
Net Assets, end of period ($ x 1,000)	49,448	47,696	53,226	59,442	50,665	47,824

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2017		Year Ended August 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	36.16	38.58	43.45	37.36	29.34	26.30
Investment Operations:
Investment income—net[a]	.24	.58	.43	.47	.48	.37
Net realized and unrealized gain (loss) on investments	5.36	2.42	(.66)	8.03	7.99	2.90
Total from Investment Operations	5.60	3.00	(.23)	8.50	8.47	3.27
Distributions:
Dividends from investment income—net	(.56)	(.49)	(.48)	(.36)	(.45)	(.23)
Dividends from net realized gain on investments	(.56)	(4.93)	(4.16)	(2.05)	-	-
Total Distributions	(1.12)	(5.42)	(4.64)	(2.41)	(.45)	(.23)
Net asset value, end of period	40.64	36.16	38.58	43.45	37.36	29.34
Total Return (%)	15.69[b]	8.52	(.66)	23.40	29.18	12.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[c]	.89	.87	.84	.95	.97
Ratio of net expenses to average net assets	.73[c]	.73	.73	.73	.73	.73
Ratio of net investment income to average net assets	1.27[c]	1.67	1.05	1.14	1.45	1.33
Portfolio Turnover Rate	51.04[b]	80.82	96.32	67.00	76.28	95.38
Net Assets, end of period ($ x 1,000)	799,058	509,485	389,711	392,260	317,800	179,900

       a Based on average shares outstanding.
b Not annualized.
c Annualized.

See notes to financial statements.

16

Six Months Ended February 28, 2017		Year Ended August 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	36.16	38.58	43.45	37.36	36.70
Investment Operations:
Investment income—net[b]	.24	.59	.44	.32	.08
Net realized and unrealized gain (loss) on investments	5.36	2.41	(.67)	8.18	.58
Total from Investment Operations	5.60	3.00	(.23)	8.50	.66
Distributions:
Dividends from investment income—net	(.56)	(.49)	(.48)	(.36)	-
Dividends from net realized gain on investments	(.56)	(4.93)	(4.16)	(2.05)	-
Total Distributions	(1.12)	(5.42)	(4.64)	(2.41)	-
Net asset value, end of period	40.64	36.16	38.58	43.45	37.36
Total Return (%)	15.69[c]	8.52	(.66)	23.40	1.80[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[d]	.79	.79	.78	.83[d]
Ratio of net expenses to average net assets	.73[d]	.73	.73	.73	.73[d]
Ratio of net investment income to average net assets	1.26[d]	1.67	1.07	.87	1.21[d]
Portfolio Turnover Rate	51.04[c]	80.82	96.32	67.00	76.28
Net Assets, end of period ($ x 1,000)	207,183	179,629	215,685	230,522	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b Based on average shares outstanding.
c  Not annualized.
d Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

18

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

20

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	1,869,022,512	-	-	1,869,022,512
Equity Securities - Foreign Common Stocks†	13,000,771	-	-	13,000,771
Exchange-Traded Funds	25,025,508	-	-	25,025,508
Registered Investment Companies	37,745,478	-	-	37,745,478

† See Statement of Investments for additional detailed categorizations.

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 28, 2017, The Bank of New York Mellon earned $4,945 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2017 were as follows:

Affiliated Investment Company	Value 8/31/2016 ($)	Purchases ($)	Sales ($)	Value 2/28/2017 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	15,350,019	5,306,830	20,656,849	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,363,977	185,912,108	171,285,165	15,990,920.8
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	174,098,563	152,344,005	21,754,558	1.2
Total	16,713,996	365,317,501	344,286,019	37,745,478	2.0

† During the period ended February 28, 2017, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

22

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

As a result of the fund’s merger with Dreyfus Large Cap Value Fund, capital losses of $2,827,632 are available to offset future realized gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. Of this acquired capital loss, $1,668,025 will expire in fiscal year 2017 and $1,159,607 will expire in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: ordinary income $25,374,554 and long-term capital gains $186,912,979. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2017 was approximately $171,800 with a related weighted average annualized interest rate of 1.59%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2016 through January 1, 2018 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, Class C, Class I and Class Y shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .98%, 1.73%, .73% and .73% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $1,113,548 during the period ended February 28, 2017.

During the period ended February 28, 2017, the Distributor retained $8,116 from commissions earned on sales of the fund’s Class A shares and $245 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2017, Class C shares were charged $176,993 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2017, Class A and Class C shares were charged $1,080,547 and $58,998, respectively, pursuant to the Shareholder Services Plan.

24

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $115,164 for transfer agency services and $9,163 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $6,851.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $46,969 pursuant to the custody agreement.

During the period ended February 28, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,085,112, Distribution Plan fees $28,163, Shareholder Services Plan fees $176,902, custodian fees $72,711, Chief Compliance Officer fees $4,670 and transfer agency fees $43,025, which are offset against an expense reimbursement currently in effect in the amount of $203,826.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $961,233,987 and $878,396,400, respectively.

At February 28, 2017, accumulated net unrealized appreciation on investments was $339,864,593, consisting of $349,370,234 gross unrealized appreciation and $9,505,641 gross unrealized depreciation.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

27

NOTES

28

NOTES

29

For More Information

Dreyfus Strategic Value Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A:DAGVX Class C:DCGVX Class I:DRGVX Class Y:DRGYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0257SA0217

Dreyfus Structured Midcap Fund

SEMIANNUAL REPORT February 28, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Structured Midcap Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Structured Midcap Fund, covering the six-month period from September 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally produced flat returns in September. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections in November, but equity markets subsequently rallied to a series of new highs over the remainder of the reporting period as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation

March 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from September 1, 2016 through February 28, 2017, as provided by the fund’s Primary Portfolio Managers, C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA, Peter D. Goslin, CFA, and Syed A Zamil, CFA, of Mellon Capital Management Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2017, Dreyfus Structured Midcap Fund’s Class A shares produced a total return of 12.77%, Class C shares returned 12.36%, Class I shares returned 12.95%, and Class Y shares returned 13.00%.1 In comparison, the S&P MidCap 400® Index (the “Index”), the fund’s benchmark, produced a total return of 11.37%.2

Mid-cap stocks achieved solid gains over the reporting period amid expectations of changing fiscal, tax, and regulatory policies under a new presidential administration. Strong relative results in the industrials, real estate, and health care sectors enabled the fund to outperform the Index.

As of March 9, 2017, Peter D. Goslin and Syed A. Zamil became primary portfolio managers of the fund.

The Fund’s Investment Approach

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies included in the Index or the Russell Midcap® Index.

We select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by a proprietary quantitative model that measures a diverse set of characteristics of stocks to identify and rank stocks based on relative value, momentum/sentiment, and earnings quality measures.

Next, we construct the portfolio through a risk-controlled process, focusing on stock selection as opposed to making proactive decisions as to industry and sector exposure. The fund seeks to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the Index. Finally, within each sector and style subset, the fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

Economic and Political Developments Drove Stocks Higher

U.S. stocks across all capitalization ranges fared well over the reporting period as investors’ risk appetites expanded in anticipation of more business-friendly policies from a newly elected U.S. government. Although the Index declined relatively mildly in advance of the vote in November, the election’s widely unexpected outcome sparked a robust market rally that persisted through the reporting period’s end.

In this environment, financial stocks advanced amid expectations that rising interest rates would boost banks’ lending margins. Companies in the materials sector responded positively to firming commodity prices and expectations of greater demand stemming from higher government spending on infrastructure projects. The industrials sector climbed in anticipation of greater infrastructure and military spending. In contrast, the consumer staples and telecommunication services sectors were the only segments of the Index to post negative absolute returns as fixed-income securities became more competitive with dividend-paying stocks in a rising-interest-rate environment.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Mid-cap stocks produced higher returns than their large-cap counterparts, but they generally trailed small-cap stocks over the reporting period.

Security Selection Strategy Produced Positive Results

The fund’s stock selection strategy enabled it to produce higher returns than the Index over the reporting period. While results in the industrials, real estate, and health care sectors proved especially strong, none of the individual holdings comprising these industry groups ranked among the fund’s top individual performers. Rather, each of these areas benefited from broad-based outperformance.

Among individual stocks, the fund achieved particularly strong relative results from software developer Mentor Graphics, which agreed to be acquired at a substantial premium to its stock price at the time. Banking institution East West Bancorp gained value after reporting better-than-expected earnings over consecutive quarters. Steelmaker and recycler Commercial Metals advanced in anticipation of greater infrastructure spending and the possibility that import tariffs could make their products more competitive in domestic markets. Financial services provider Primerica climbed along with other financial companies amid expectations of reduced regulatory burdens.

The fund’s investment process was less effective in the energy sector, where fuel logistics company World Fuel Services twice reported disappointing quarterly earnings and lowered its full-year guidance to analysts. Bedding producer Tempur Sealy International announced a contract termination with a U.S. mattress retailer and reduced its future earnings guidance. Sprouts Farmers Market posted weaker-than-expected quarterly earnings in a challenging business environment for food retailers. Despite reporting better-than-expected quarterly earnings, real estate investment trust Weingarten Realty Investors declined in an otherwise strong sector for the fund. Finally, the fund’s holdings in the utilities sector produced relatively disappointing results when dividend-paying stocks generally fell out of favor with investors.

Maintaining a Disciplined Investment Process

As of the reporting period’s end, our quantitative models have continued to identify what we believe are attractive investment opportunities across a broad spectrum of mid-cap companies and industry groups. Indeed, recent bouts of volatility have provided opportunities to purchase the stocks of companies ranked highly by our process. When the fund’s holdings reach what we perceive to be fuller valuations, we expect to replace them with high-quality companies that display then-currently attractive valuations in our model. In addition, we continue to maintain a broadly diversified portfolio.

March 15, 2017

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Structured Midcap Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.59	$10.43	$5.28	$4.54
Ending value (after expenses)	$1,127.70	$1,123.60	$1,129.50	$1,130.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.26	$ 9.89	$ 5.01	$ 4.31
Ending value (after expenses)	$ 1,018.60	$ 1,014.98	$ 1,019.84	$ 1,020.53

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 1.98% for Class C, 1.00% for Class I and .86% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2017 (Unaudited)

Common Stocks - 99.7%	Shares		Value ($)
Automobiles & Components - .9%
Visteon	21,895	[a]	2,029,010
Banks - 5.9%
Cathay General Bancorp	84,110		3,303,841
East West Bancorp	97,630		5,283,736
First Horizon National	216,965		4,326,282
			12,913,859
Capital Goods - 16.8%
BWX Technologies	6,105		283,516
Curtiss-Wright	22,000		2,152,260
Donaldson	82,100		3,526,195
GATX	22,435	[b]	1,303,025
HD Supply Holdings	59,950	[a]	2,577,850
Huntington Ingalls Industries	23,175		5,063,737
Lennox International	30,090	[b]	4,953,416
Oshkosh	62,760		4,260,776
Owens Corning	50,050		2,927,424
Spirit AeroSystems Holdings, Cl. A	58,555		3,607,574
Toro	41,430	[b]	2,494,500
United Rentals	2,720	[a]	348,242
Woodward	44,300		3,120,935
			36,619,450
Commercial & Professional Services - .1%
Deluxe	3,080		226,657
Consumer Durables & Apparel - 4.3%
Brunswick	83,520		5,002,013
KB Home	74,800	[b]	1,327,700
NVR	1,540	[a]	2,979,854
			9,309,567
Consumer Services - 1.6%
Darden Restaurants	46,850	[b]	3,498,758
Diversified Financials - 2.6%
Affiliated Managers Group	13,710		2,302,320
CBOE Holdings	12,590	[b]	982,649
Eaton Vance	25,330		1,181,138
SEI Investments	24,665		1,241,883
			5,707,990

6

Common Stocks - 99.7% (continued)	Shares		Value ($)
Energy - 2.5%
Cimarex Energy	8,300		1,043,476
Newfield Exploration	51,200	[a]	1,866,752
World Fuel Services	73,220		2,648,367
			5,558,595
Food & Staples Retailing - 1.5%
Casey's General Stores	2,260		258,951
Sprouts Farmers Market	162,540	[a,b]	3,000,488
			3,259,439
Food, Beverage & Tobacco - 1.7%
Blue Buffalo Pet Products	77,380	[a]	1,891,167
Ingredion	14,290		1,727,518
			3,618,685
Health Care Equipment & Services - 6.2%
Halyard Health	47,410	[a]	1,851,835
Hologic	70,945	[a]	2,878,948
Teleflex	21,460	[b]	4,102,723
Veeva Systems, Cl. A	6,700	[a]	292,723
WellCare Health Plans	31,540	[a]	4,453,448
			13,579,677
Household & Personal Products - 1.1%
Church & Dwight	40,810		2,033,970
Spectrum Brands Holdings	3,200		434,304
			2,468,274
Insurance - 6.1%
CNO Financial Group	59,040		1,234,526
Hanover Insurance Group	10,080		907,402
Old Republic International	207,070		4,288,420
Primerica	52,755	[b]	4,259,966
Reinsurance Group of America	19,950		2,594,697
			13,285,011
Materials - 10.6%
Bemis	7,565		374,997
Cabot	66,570		3,859,729
Celanese, Ser. A	21,830		1,946,581
Crown Holdings	20,870	[a]	1,118,423
Greif, Cl. A	24,600		1,402,938
Owens-Illinois	81,030	[a]	1,604,394
PolyOne	50,700		1,707,576
Reliance Steel & Aluminum	52,825		4,471,636

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Materials - 10.6% (continued)
Steel Dynamics	62,620		2,291,892
W.R. Grace & Co.	3,340		236,606
Worthington Industries	83,180		4,079,979
			23,094,751
Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
Charles River Laboratories International	35,740	[a]	3,108,308
Mettler-Toledo International	9,015	[a]	4,293,123
United Therapeutics	10,310	[a]	1,522,993
			8,924,424
Real Estate - 9.1%
First Industrial Realty Trust	125,210	[c]	3,368,149
Kilroy Realty	67,560	[c]	5,212,254
Lamar Advertising, Cl. A	66,615	[b,c]	5,028,100
Tanger Factory Outlet Centers	70,440	[c]	2,385,803
Weingarten Realty Investors	109,895	[c]	3,897,976
			19,892,282
Retailing - 2.5%
Big Lots	76,280	[b]	3,916,215
Burlington Stores	2,460	[a]	218,965
The Michaels Companies	68,740	[a,b]	1,380,987
			5,516,167
Semiconductors & Semiconductor Equipment - .2%
Cirrus Logic	4,300	[a,b]	232,544
Integrated Device Technology	9,455	[a,b]	226,069
			458,613
Software & Services - 10.7%
CDK Global	12,650		840,339
Citrix Systems	44,895	[a]	3,544,460
Convergys	104,090		2,277,489
CoreLogic	59,660	[a]	2,338,075
DST Systems	31,285		3,741,686
Fair Isaac	10,720		1,394,350
LogMeIn	7,715	[a]	707,847
Manhattan Associates	6,500	[a]	325,975
MAXIMUS	55,400		3,305,718
Mentor Graphics	64,595		2,396,474
Nuance Communications	116,385	[a]	1,982,037
VeriSign	6,580	[a,b]	542,653
			23,397,103

8

Common Stocks - 99.7% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 4.6%
Belden	33,540		2,369,601
Dolby Laboratories, Cl. A	14,190		693,749
InterDigital	26,845		2,256,322
NCR	96,380	[a]	4,632,987
			9,952,659
Telecommunication Services - .5%
CenturyLink	44,590	[b]	1,081,753
Utilities - 6.1%
FirstEnergy	108,225		3,509,737
Great Plains Energy	146,430		4,255,256
MDU Resources Group	168,260		4,561,529
NiSource	42,510		1,016,414
			13,342,936
Total Common Stocks (cost $179,957,285)			217,735,660
Other Investment - .0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $69,922)	69,922	[d]	69,922
Investment of Cash Collateral for Securities Loaned - 5.6%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $12,298,010)	12,298,010	[d]	12,298,010
Total Investments (cost $192,325,217)	105.3%		230,103,592
Liabilities, Less Cash and Receivables	(5.3%)		(11,628,831)
Net Assets	100.0%		218,474,761

aNon-income producing security.
bSecurity, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $25,041,653 and the value of the collateral held by the fund was $26,015,696, consisting of cash collateral of $12,298,010 and U.S. Government & Agency securities valued at $13,717,686.
cInvestment in real estate investment trust.
dInvestment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	16.8
Software & Services	10.7
Materials	10.6
Real Estate	9.1
Health Care Equipment & Services	6.2
Utilities	6.1
Insurance	6.1
Banks	5.9
Money Market Investments	5.6
Technology Hardware & Equipment	4.6
Consumer Durables & Apparel	4.3
Pharmaceuticals, Biotechnology & Life Sciences	4.1
Diversified Financials	2.6
Energy	2.5
Retailing	2.5
Food, Beverage & Tobacco	1.7
Consumer Services	1.6
Food & Staples Retailing	1.5
Household & Personal Products	1.1
Automobiles & Components	.9
Telecommunication Services	.5
Semiconductors & Semiconductor Equipment	.2
Commercial & Professional Services	.1
105.3

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $25,041,653)—Note 1(b):
Unaffiliated issuers	179,957,285	217,735,660
Affiliated issuers	12,367,932	12,367,932
Cash		131,448
Receivable for investment securities sold		1,104,311
Dividends and securities lending income receivable		193,846
Receivable for shares of Common Stock subscribed		59,806
Prepaid expenses		21,259
		231,614,262
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		212,349
Liability for securities on loan—Note 1(b)		12,298,010
Payable for shares of Common Stock redeemed		540,461
Accrued expenses		88,681
		13,139,501
Net Assets ($)		218,474,761
Composition of Net Assets ($):
Paid-in capital		176,310,061
Accumulated undistributed investment income—net		462,558
Accumulated net realized gain (loss) on investments		3,923,767
Accumulated net unrealized appreciation (depreciation) on investments		37,778,375
Net Assets ($)		218,474,761

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	97,276,306	32,148,044	72,296,877	16,753,534
Shares Outstanding	3,167,446	1,173,088	2,306,465	534,940
Net Asset Value Per Share ($)	30.71	27.40	31.35	31.32

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,576,204
Affiliated issuers	1,311
Income from securities lending—Note 1(b)	29,427
Interest	566
Total Income	1,607,508
Expenses:
Management fee—Note 3(a)	797,956
Shareholder servicing costs—Note 3(c)	345,694
Distribution fees—Note 3(b)	117,924
Registration fees	30,925
Professional fees	23,587
Custodian fees—Note 3(c)	17,569
Prospectus and shareholders’ reports	15,218
Directors’ fees and expenses—Note 3(d)	7,085
Loan commitment fees—Note 2	2,794
Miscellaneous	12,517
Total Expenses	1,371,269
Less—reduction in expenses due to undertaking—Note 3(a)	(28,313)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,259)
Net Expenses	1,341,697
Investment Income—Net	265,811
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,319,152
Net unrealized appreciation (depreciation) on investments	16,260,552
Net Realized and Unrealized Gain (Loss) on Investments	25,579,704
Net Increase in Net Assets Resulting from Operations	25,845,515

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations ($):
Investment income—net	265,811	1,910,911
Net realized gain (loss) on investments	9,319,152	(5,046,312)
Net unrealized appreciation (depreciation) on investments	16,260,552	15,311,149
Net Increase (Decrease) in Net Assets Resulting from Operations	25,845,515	12,175,748
Distributions to Shareholders from ($):
Investment income—net:
Class A	(818,323)	-
Class C	(46,268)	-
Class I	(560,455)	(65,423)
Class Y	(174,830)	(47,554)
Net realized gain on investments:
Class A	-	(10,139,977)
Class C	-	(3,261,953)
Class I	-	(5,295,150)
Class Y	-	(1,128,399)
Total Distributions	(1,599,876)	(19,938,456)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,911,510	16,172,587
Class C	823,799	3,782,240
Class I	23,945,341	27,361,227
Class Y	2,231,408	2,370,209
Distributions reinvested:
Class A	772,390	9,709,012
Class C	38,165	2,607,923
Class I	524,146	4,953,262
Class Y	174,829	1,147,660
Cost of shares redeemed:
Class A	(29,139,166)	(32,649,718)
Class C	(4,194,555)	(6,930,732)
Class I	(20,996,875)	(43,248,879)
Class Y	(1,433,180)	(11,603,175)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(22,342,188)	(26,328,384)
Total Increase (Decrease) in Net Assets	1,903,451	(34,091,092)
Net Assets ($):
Beginning of Period	216,571,310	250,662,402
End of Period	218,474,761	216,571,310
Undistributed investment income—net	462,558	1,796,623

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	170,188	605,504
Shares issued for distributions reinvested	25,790	370,172
Shares redeemed	(987,164)	(1,234,420)
Net Increase (Decrease) in Shares Outstanding	(791,186)	(258,744)
Class Ca
Shares sold	32,086	156,611
Shares issued for distributions reinvested	1,427	111,125
Shares redeemed	(163,197)	(292,663)
Net Increase (Decrease) in Shares Outstanding	(129,684)	(24,927)
Class Ia
Shares sold	785,882	996,832
Shares issued for distributions reinvested	17,157	185,005
Shares redeemed	(712,254)	(1,603,669)
Net Increase (Decrease) in Shares Outstanding	90,785	(421,832)
Class Ya
Shares sold	75,458	86,782
Shares issued for distributions reinvested	5,728	42,840
Shares redeemed	(48,519)	(392,706)
Net Increase (Decrease) in Shares Outstanding	32,667	(263,084)

[a]During the period ended February 28, 2017, 803 Class C shares representing $19,256 were exchanged for 700 Class I shares and during the period ended August 31, 2016, 1,545 Class A shares representing $37,414 were exchanged for 1,513 Class I shares, 329 Class C shares representing $6,904 were exchanged for 288 Class I shares and 11,035 Class Y shares representing $279,091 were exchanged for 11,049 Class I shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	February 28, 2017	Year Ended August 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	27.43	28.21	33.28	26.49	21.41	18.67
Investment Operations:
Investment income—net[a]	.04	.23	.06	.11	.23	.11
Net realized and unrealized gain (loss) on investments	3.46	1.43	(.96)	7.06	5.06	2.63
Total from Investment Operations	3.50	1.66	(.90)	7.17	5.29	2.74
Distributions:
Dividends from investment income—net	(.22)	-	(.14)	(.10)	(.21)	-
Dividends from net realized gain on investments	-	(2.44)	(4.03)	(.28)	-	-
Total Distributions	(.22)	(2.44)	(4.17)	(.38)	(.21)	-
Net asset value, end of period	30.71	27.43	28.21	33.28	26.49	21.41
Total Return (%)[b]	12.77[c]	6.27	(2.80)	27.21	24.94	14.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.28[d]	1.29	1.25	1.25	1.35	1.41
Ratio of net expenses to average net assets	1.25[d]	1.25	1.23	1.24	1.26	1.41
Ratio of net investment income to average net assets	.27[d]	.87	.20	.37	.92	.55
Portfolio Turnover Rate	30.03[c]	71.27	78.09	74.66	57.54	93.44
Net Assets, end of period ($ x 1,000)	97,276	108,588	118,954	123,057	106,245	26,786

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class C Shares	February 28, 2017	Year Ended August 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	24.42	25.55	30.60	24.48	19.80	17.40
Investment Operations:
Investment income (loss)—net[a]	(.06)	.03	(.14)	(.10)	.06	(.04)
Net realized and unrealized gain (loss) on investments	3.08	1.28	(.88)	6.50	4.68	2.44
Total from Investment Operations	3.02	1.31	(1.02)	6.40	4.74	2.40
Distributions:
Dividends from investment income—net	(.04)	-	-	-	(.06)	-
Dividends from net realized gain on investments	-	(2.44)	(4.03)	(.28)	-	-
Total Distributions	(.04)	(2.44)	(4.03)	(.28)	(.06)	-
Net asset value, end of period	27.40	24.42	25.55	30.60	24.48	19.80
Total Return (%)[b]	12.36[c]	5.50	(3.51)	26.25	24.06	13.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.99[d]	2.00	1.96	1.98	2.10	2.14
Ratio of net expenses to average net assets	1.98[d]	1.99	1.96	1.98	2.01	2.14
Ratio of net investment income (loss) to average net assets	(.47)[d]	.13	(.52)	(.37)	.26	(.20)
Portfolio Turnover Rate	30.03[c]	71.27	78.09	74.66	57.54	93.44
Net Assets, end of period ($ x 1,000)	32,148	31,817	33,926	30,502	26,061	10,468

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

16

Six Months Ended
Class I Shares	February 28, 2017	Year Ended August 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	28.02	28.73	33.83	26.90	21.73	18.91
Investment Operations:
Investment income—net[a]	.07	.31	.14	.19	.33	.16
Net realized and unrealized gain (loss) on investments	3.55	1.45	(.99)	7.17	5.09	2.66
Total from Investment Operations	3.62	1.76	(.85)	7.36	5.42	2.82
Distributions:
Dividends from investment income—net	(.29)	(.03)	(.22)	(.15)	(.25)	-
Dividends from net realized gain on investments	-	(2.44)	(4.03)	(.28)	-	-
Total Distributions	(.29)	(2.47)	(4.25)	(.43)	(.25)	-
Net asset value, end of period	31.35	28.02	28.73	33.83	26.90	21.73
Total Return (%)	12.95[b]	6.54	(2.59)	27.57	25.17	14.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[c]	1.09	1.05	1.16	1.26	1.22
Ratio of net expenses to average net assets	1.00[c]	1.00	1.00	.99	1.03	1.22
Ratio of net investment income to average net assets	.50[c]	1.15	.46	.62	1.27	.78
Portfolio Turnover Rate	30.03[b]	71.27	78.09	74.66	57.54	93.44
Net Assets, end of period ($ x 1,000)	72,297	62,094	75,779	72,947	69,014	30,636

a Based on average shares outstanding.
b Not annualized.
c Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	February 28, 2017	Year Ended August 31,
(Unaudited)		2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	28.02	28.75	33.85	26.91	26.38
Investment Operations:
Investment income—net[b]	.09	.33	.18	.19	.02
Net realized and unrealized gain (loss) on investments	3.54	1.48	(.98)	7.20	.51
Total from Investment Operations	3.63	1.81	(.80)	7.39	.53
Distributions:
Dividends from investment income—net	(.33)	(.10)	(.27)	(.17)	-
Dividends from net realized gain on investments	-	(2.44)	(4.03)	(.28)	-
Total Distributions	(.33)	(2.54)	(4.30)	(.45)	-
Net asset value, end of period	31.32	28.02	28.75	33.85	26.91
Total Return (%)	13.00[c]	6.71	(2.43)	27.69	2.01[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[d]	.87	.84	.87	.97[d]
Ratio of net expenses to average net assets	.86[d]	.87	.84	.87	.89[d]
Ratio of net investment income to average net assets	.65[d]	1.24	.59	.58	.35[d]
Portfolio Turnover Rate	30.03[c]	71.27	78.09	74.66	57.54
Net Assets, end of period ($ x 1,000)	16,754	14,073	22,004	21,977	1

a  From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Structured Midcap Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if

20

there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	217,735,660	-	-	217,735,660
Registered Investment Companies	12,367,932	-	-	12,367,932

† See Statement of Investments for additional detailed categorizations.

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2017, The Bank of New York Mellon earned $5,949 from lending portfolio securities, pursuant to the securities lending agreement.

22

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2017 were as follows:

Affiliated Investment Company	Value 8/31/2016 ($)	Purchases ($)	Sales ($)	Value 2/28/2017 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	11,407,250	21,561,163	32,968,413	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	865,384	19,690,492	20,485,954	69,922.0
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	67,379,758	55,081,748	12,298,010	5.6
Total	12,272,634	108,631,413	108,536,115	12,367,932	5.6

†  During the period ended February 28, 2017, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

As a result of the fund’s merger with Dreyfus MidCap Core Fund, capital losses of $489,201 are available to offset future realized gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. These acquired capital losses expire in fiscal year 2017.

The fund has an unused capital loss carryover of $398,333 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2016. These post-enactment short–term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: ordinary income $114,289 and long–term capital gains $19,824,167. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In

24

connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2016 through January 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $28,313 during the period ended February 28, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

 Average Net Assets
 0 up to $100 million                            .25%
 $100 million up to $1 billion                 .20%
 $1 billion up to $1.5 billion                   .16%
 In excess of $1.5 billion                       .10%

During the period ended February 28, 2017, the Distributor retained $2,931 from commissions earned on sales of the fund’s Class A shares and $2,533 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2017, Class C shares were charged $117,924 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2017, Class A and Class C shares were charged $132,633 and $39,308, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $22,287 for transfer agency services and $1,682 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,259.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $17,569 pursuant to the custody agreement.

During the period ended February 28, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $126,186, Distribution Plan fees $18,627, Shareholder Services Plan fees $25,734, custodian fees $26,114, Chief Compliance Officer fees $4,670 and transfer agency fees $19,321, which are offset against an expense reimbursement currently in effect in the amount of $8,303.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $64,120,594 and $87,533,548, respectively.

At February 28, 2017, accumulated net unrealized appreciation on investments was $37,778,375, consisting of $41,474,350 gross unrealized appreciation and $3,695,975 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

NOTES

28

NOTES

29

For More Information

Dreyfus Structured Midcap Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Capital Management
Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPSAX Class C: DPSCX Class I: DPSRX Class Y: DPSYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0936SA0217

Dreyfus Technology Growth Fund

SEMIANNUAL REPORT February 28, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Technology Growth Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Technology Growth Fund, covering the six-month period from September 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally produced flat returns in September. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections in November, but equity markets subsequently rallied to a series of new highs over the remainder of the reporting period as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation

March 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2016 through February 28, 2017, as provided by Barry K. Mills, CFA, Matthew Griffin, Erik Swords, and Elizabeth Slover, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2017, Dreyfus Technology Growth Fund’s Class A shares produced a total return of 8.95%, Class C shares returned 8.52% and Class I shares returned 9.13%. Between its inception on September 30, 2016 and February 28, 2017, the fund’s Class Y shares produced a total return of 9.03%.1 In comparison, the fund’s benchmarks, the Morgan Stanley High-Technology 35 Index (the “MS High Tech 35 Index”) and the S&P 500® Index (the “S&P 500 Index”), produced total returns of 14.87% and 10.01%, respectively, over the same period.2,3

U.S. equity markets registered strong gains during the reporting period, with technology stocks generally outperforming broader market averages. While the fund participated in the overall market’s rise, overweighted exposure to the lagging software industry and a few disappointing individual stock selections in other areas caused performance to trail both benchmarks.

The Fund’s Investment Approach

The fund seeks capital appreciation by investing in growth companies of any size that we regard as leading producers or beneficiaries of technological innovation. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates. The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical, or stable growth companies.

Markets Surged in the Wake of the U.S. Election

U.S. equity markets delivered lackluster performance in the months leading up to the 2016 presidential election amid political uncertainty and expectations that the Federal Reserve Board would raise short-term interest rates before the end of the year. The S&P 500 Index experienced neither an uptrend nor a downtrend in September and most of October before dipping lower in the final weeks before the election.

The election’s unexpected outcome re-energized equity markets as investors began to anticipate lower corporate taxes, reduced regulatory constraints on business, and increased infrastructure spending. Encouraging economic data, including strong GDP growth and low unemployment numbers, further bolstered investor confidence, driving broad market indices to a series of new highs. Financial stocks led the market’s rise, while technology stocks outperformed market averages. Within the technology sector, electronics and hardware manufacturers delivered particularly strong performance, while software developers and service providers lagged due to seasonal factors and concerns related to sluggish European markets.

Software Stocks Disappointed

The fund’s overweighted exposure to the lagging software industry undermined its returns compared to the MS High Tech 35 Index. Most notably, business management application developer Workday lost ground after announcing a relatively weak outlook for future business, database giant Oracle was undermined by the slow pace of the company’s migration to cloud computing, and customer relationship management software provider salesforce.com declined amid rumors of a possible acquisition of Twitter that never materialized.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Several holdings in other areas of the information technology sector further detracted from relative performance. Communications equipment maker Cisco Systems declined in January 2017 after announcing disappointing prospects despite strong quarterly results. Medical device company Dexcom was hurt by concerns regarding increasing competition. Technology consultant Cognizant Technology Solutions encountered corporate governance issues that took a toll on the company’s stock. Analytic data solutions provider Teradata suffered due to uncertainties regarding the company’s changing business model.

On a more positive note, several strong performers bolstered the fund’s relative returns. Microchip Technology, a maker of semiconductors for a wide range of embedded control activities, made progress integrating its recent acquisition of competitor Atmel against a favorable backdrop of declining inventories and strong industrial demand. Texas Instruments, another semiconductor maker, advanced due to higher profit margins, a favorable cost structure, and aggressive moves to return capital to shareholders. Data storage company Western Digital benefited from favorable supply-and-demand dynamics for enterprise memory storage and flash memory devices. Semiconductor equipment maker Lam Research initiated a major stock buyback program and announced positive earnings and a strong business outlook as the company helped customers migrate to a new semiconductor architecture. Cloud-based connectivity services provider LogMeIn substantially increased its presence in the global web and video conferencing market by purchasing the GoToMeeting division of Citrix Systems, a move viewed favorably by investors.

Strong Prospects for Innovative Technologies

We believe that recent election results portend well for technology companies that are likely to see greater capital spending among financial institutions at a time of reduced regulatory constraints. The software as a service (SaaS) business model and related cloud-computing services appear poised to benefit from such developments. Therefore, as of the end of the reporting period, we have trimmed the fund’s exposure to semiconductor chip and equipment makers that have reached full valuations, and we have redeployed some of those assets to capitalize on secular growth trends in technology, such as increasing demand for cybersecurity, social networking, and mobile computing.

March 15, 2017

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Bloomberg L.P. — The Morgan Stanley High-Technology 35 Index is an equal dollar-weighted index that measures the daily price only performance of 35 stocks from nine technology subsectors. Investors cannot invest directly in any index.
3 Source: Lipper Inc. — The S&P 500®Index is widely regarded as the best single gauge of large-cap U.S. equities. The S&P 500 Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Technology Growth Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017†

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††	$6.68	$10.86	$5.29	$4.05
Ending value (after expenses)	$1,089.50	$1,085.20	$1,091.30	$1,090.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017†††

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††††	$6.46	$10.49	$5.11	$4.76
Ending value (after expenses)	$1,018.40	$1,014.38	$1,019.74	$1,020.08

† From September 30, 2016 (commencement of initial offering) to February 28, 2017 for class Y shares.
†† Expenses are equal to the fund’s annualized expense ratio of 1.29% for Class A, 2.10% for Class C and 1.02% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the actual days in the period). Expenses are equal to the fund’s annualized expense ratio of .95% for Class Y, multiplied by the average account value over the period, multiplied by 149/365 (to reflect the actual days in the period).
††† Please note that while Class Y shares commenced offering on September 30, 2016, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period September 1, 2016 to February 28, 2017.
†††† Expenses are equal to the fund’s annualized expense ratio of 1.29% for Class A, 2.10% for Class C, 1.02% for Class I and .95% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2017 (Unaudited)

Common Stocks - 98.5%	Shares		Value ($)
Communications Equipment - 11.3%
Apple	112,616		15,427,266
Arista Networks	22,953	[a]	2,731,178
Cisco Systems	324,639		11,096,161
			29,254,605
Electronic Equipment & Instruments - 7.8%
Amphenol, Cl. A	92,985		6,435,492
Corning	293,786		8,111,432
Tesla	22,210	[a,b]	5,552,278
			20,099,202
Exchange-Traded Funds - 1.0%
Technology Select Sector SPDR Fund	50,446	[b]	2,640,848
Health Care Equipment & Services - 1.0%
ABIOMED	21,829	[a]	2,575,167
Internet & Catalog Retail - 10.7%
Amazon.com	11,322	[a]	9,567,543
Netflix	58,866	[a]	8,366,624
Priceline Group	5,617	[a]	9,684,438
			27,618,605
Internet Software & Services - 15.9%
Alphabet, Cl. A	6,844	[a]	5,782,701
Alphabet, Cl. C	14,094	[a]	11,602,322
Facebook, Cl. A	79,006	[a]	10,708,473
Splunk	125,509	[a]	7,747,671
Tencent Holdings	205,700		5,485,051
			41,326,218
IT Services - 4.7%
Paychex	80,264		4,929,815
Visa, Cl. A	83,378	[b]	7,332,261
			12,262,076
Semiconductors & Semiconductor Equipment - 15.4%
Applied Materials	169,373		6,134,690
Broadcom	47,909		10,105,445
Lam Research	71,623		8,490,190
Microchip Technology	102,344	[b]	7,421,987
Texas Instruments	102,192		7,829,951
			39,982,263

6

Common Stocks - 98.5% (continued)	Shares		Value ($)
Software - 12.4%
Citrix Systems	87,951	[a]	6,943,732
Oracle	219,938		9,367,159
salesforce.com	116,123	[a]	9,446,606
ServiceNow	73,651	[a]	6,401,745
			32,159,242
Software & Services - 18.3%
eBay	203,817	[a]	6,909,396
First Data, Cl. A	239,774	[a]	3,860,361
HubSpot	53,516	[a,b]	3,184,202
LogMeIn	1	[a]	80
Microsoft	238,681		15,270,810
Square, Cl. A	173,277	[a]	3,001,158
Teradata	174,683	[a]	5,432,641
Twilio, Cl. A	80,266	[b]	2,546,038
Western Digital	95,886		7,371,716
			47,576,402
Total Common Stocks (cost $184,815,333)			255,494,628
Limited Partnership Interests - .1%
Semiconductors & Semiconductor Equipment - .1%
Bluestream Ventures LPa,c,d (cost $829,893)			82,700
Other Investment - 1.6%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,139,880)	4,139,880	[e]	4,139,880

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 4.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $10,433,897)	10,433,897	[e]	10,433,897
Total Investments (cost $200,219,003)	104.2%		270,151,105
Liabilities, Less Cash and Receivables	(4.2%)		(10,842,238)
Net Assets	100.0%		259,308,867

ETF—Exchange-Traded Fund
LP—Limited Partnership

aNon-income producing security.
bSecurity, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $17,039,765 and the value of the collateral held by the fund was $17,410,913, consisting of cash collateral of $10,433,897 and U.S. Government & Agency securities valued at $6,977,016.
cThe valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At February 28, 2017, the value of this security amounted to $82,700 or .03% of net assets.
dSecurity restricted as to public resale.
eInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.3
Internet Software & Services	15.9
Semiconductors & Semiconductor Equipment	15.5
Software	12.4
Communications Equipment	11.3
Internet & Catalog Retail	10.7
Electronic Equipment & Instruments	7.8
Money Market Investments	5.6
IT Services	4.7
Exchange-Traded Funds	1.0
Health Care Equipment & Services	1.0
104.2

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $17,039,765)—Note 1(b):
Unaffiliated issuers	185,645,226	255,577,328
Affiliated issuers	14,573,777	14,573,777
Dividends and securities lending income receivable		215,407
Receivable for shares of Common Stock subscribed		22,616
Prepaid expenses		42,492
		270,431,620
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		263,740
Cash overdraft due to Custodian		21,123
Liability for securities on loan—Note 1(b)		10,433,897
Payable for shares of Common Stock redeemed		263,126
Accrued expenses		140,867
		11,122,753
Net Assets ($)		259,308,867
Composition of Net Assets ($):
Paid-in capital		174,470,948
Accumulated investment (loss)—net		(1,187,722)
Accumulated net realized gain (loss) on investments		16,093,539
Accumulated net unrealized appreciation (depreciation) on investments		69,932,102
Net Assets ($)		259,308,867

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	216,092,582	24,504,049	18,702,248	9,988
Shares Outstanding	5,125,133	727,257	405,892	216.64
Net Asset Value Per Share ($)	42.16	33.69	46.08	46.10

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,155,333
Affiliated issuers	7,597
Income from securities lending—Note 1(b)	114,414
Total Income	1,277,344
Expenses:
Management fee—Note 3(a)	928,544
Shareholder servicing costs—Note 3(c)	518,709
Distribution fees—Note 3(b)	87,818
Professional fees	42,606
Registration fees	32,037
Prospectus and shareholders’ reports	25,473
Custodian fees—Note 3(c)	11,376
Directors’ fees and expenses—Note 3(d)	8,818
Loan commitment fees—Note 2	4,864
Miscellaneous	10,458
Total Expenses	1,670,703
Less—reduction in fees due to earnings credits—Note 3(c)	(4,129)
Net Expenses	1,666,574
Investment (Loss)—Net	(389,230)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	29,843,000
Net unrealized appreciation (depreciation) on investments	(8,156,455)
Net Realized and Unrealized Gain (Loss) on Investments	21,686,545
Net Increase in Net Assets Resulting from Operations	21,297,315

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)[a]	Year Ended August 31, 2016
Operations ($):
Investment (loss)—net	(389,230)	(1,486,563)
Net realized gain (loss) on investments	29,843,000	8,975,964
Net unrealized appreciation (depreciation) on investments	(8,156,455)	23,592,873
Net Increase (Decrease) in Net Assets Resulting from Operations	21,297,315	31,082,274
Distributions to Shareholders from ($):
Net realized gain on investments:
Class A	(18,879,916)	(13,683,569)
Class C	(2,566,583)	(1,892,713)
Class I	(1,412,768)	(952,935)
Class Y	(834)	-
Total Distributions	(22,860,101)	(16,529,217)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,587,723	13,080,834
Class C	622,606	1,938,583
Class I	4,975,100	6,329,676
Class Y	10,000	-
Distributions reinvested:
Class A	17,571,730	12,764,547
Class C	2,046,764	1,329,495
Class I	1,266,977	798,438
Cost of shares redeemed:
Class A	(20,230,086)	(42,683,295)
Class C	(2,063,756)	(4,596,253)
Class I	(5,318,888)	(7,197,066)
Increase (Decrease) in Net Assets from Capital Stock Transactions	4,468,170	(18,235,041)
Total Increase (Decrease) in Net Assets	2,905,384	(3,681,984)
Net Assets ($):
Beginning of Period	256,403,483	260,085,467
End of Period	259,308,867	256,403,483
Accumulated investment (loss)—net	(1,187,722)	(798,492)

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2017 (Unaudited)[a]	Year Ended August 31, 2016
Capital Share Transactions (Shares):
Class Ab
Shares sold	136,883	334,802
Shares issued for distributions reinvested	455,935	320,798
Shares redeemed	(500,587)	(1,077,892)
Net Increase (Decrease) in Shares Outstanding	92,231	(422,292)
Class Cb
Shares sold	19,758	58,009
Shares issued for distributions reinvested	66,346	40,484
Shares redeemed	(61,745)	(141,701)
Net Increase (Decrease) in Shares Outstanding	24,359	(43,208)
Class I
Shares sold	113,151	147,214
Shares issued for distributions reinvested	30,102	18,560
Shares redeemed	(120,846)	(169,250)
Net Increase (Decrease) in Shares Outstanding	22,407	(3,476)
Class Y
Shares sold	216.64	-

[a]On September 30, 2016, the fund commenced offering Class Y shares.
[b]During the period ended February 28, 2017, 237 Class C shares representing $8,154 were exchanged for 194 Class A shares.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended February 28, 2017 (Unaudited)
		Year Ended August 31,
Class A Shares		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	42.56	40.03	47.28	38.16	34.40	29.58
Investment Operations:
Investment (loss)—net[a]	(.05)	(.21)	(.26)	(.21)	(.19)	(.22)
Net realized and unrealized gain (loss) on investments	3.50	5.32	.75	10.17	3.95	5.04
Total from Investment Operations	3.45	5.11	.49	9.96	3.76	4.82
Distributions:
Dividends from net realized gain on investments	(3.85)	(2.58)	(7.74)	(.84)	–	–
Net asset value, end of period	42.16	42.56	40.03	47.28	38.16	34.40
Total Return (%)[b]	8.95[c]	13.23	1.40	26.37	10.93	16.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29[d]	1.28	1.28	1.26	1.39	1.45
Ratio of net expenses to average net assets	1.29[d]	1.28	1.28	1.26	1.39	1.45
Ratio of net investment (loss) to average net assets	(.26)[d]	(.53)	(.61)	(.47)	(.54)	(.67)
Portfolio Turnover Rate	44.32[c]	37.76	67.23	69.81	54.34	69.20
Net Assets, end of period ($ x 1,000)	216,093	214,185	218,398	237,657	212,378	234,452

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2017 (Unaudited)
		Year Ended August 31,
Class C Shares		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	34.92	33.55	41.17	33.60	30.54	26.48
Investment Operations:
Investment (loss)—net[a]	(.18)	(.44)	(.52)	(.51)	(.43)	(.43)
Net realized and unrealized gain (loss) on investments	2.80	4.39	.64	8.92	3.49	4.49
Total from Investment Operations	2.62	3.95	.12	8.41	3.06	4.06
Distributions:
Dividends from net realized gain on investments	(3.85)	(2.58)	(7.74)	(.84)	–	–
Net asset value, end of period	33.69	34.92	33.55	41.17	33.60	30.54
Total Return (%)[b]	8.52[c]	12.27	.61	25.33	10.02	15.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.10[d]	2.10	2.08	2.10	2.23	2.27
Ratio of net expenses to average net assets	2.10[d]	2.09	2.08	2.10	2.23	2.27
Ratio of net investment (loss) to average net assets	(1.07)[d]	(1.34)	(1.41)	(1.31)	(1.37)	(1.49)
Portfolio Turnover Rate	44.32[c]	37.76	67.23	69.81	54.34	69.20
Net Assets, end of period ($ x 1,000)	24,504	24,544	25,028	29,098	25,253	27,428

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

14

	Six Months Ended February 28, 2017 (Unaudited)
		Year Ended August 31,
Class I Shares		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	46.09	43.05	50.14	40.34	36.25	31.06
Investment Operations:
Investment income (loss)—net [a]	.00[b]	(.12)	(.16)	(.12)	(.08)	(.11)
Net realized and unrealized gain (loss) on investments	3.84	5.74	.81	10.76	4.17	5.30
Total from Investment Operations	3.84	5.62	.65	10.64	4.09	5.19
Distributions:
Dividends from net realized gain on investments	(3.85)	(2.58)	(7.74)	(.84)	–	–
Net asset value, end of period	46.08	46.09	43.05	50.14	40.34	36.25
Total Return (%)	9.13[c]	13.49	1.69	26.61	11.28	16.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[d]	1.03	1.02	1.05	1.07	1.08
Ratio of net expenses to average net assets	1.02[d]	1.03	1.02	1.05	1.07	1.08
Ratio of net investment income (loss) to average net assets	.02[d]	(.27)	(.36)	(.26)	(.22)	(.32)
Portfolio Turnover Rate	44.32[c]	37.76	67.23	69.81	54.34	69.20
Net Assets, end of period ($ x 1,000)	18,702	17,675	16,659	15,536	12,467	13,483

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Class Y Shares	Period Ended February 28, 2017[a]
Per Share Data ($):
Net asset value, beginning of period	46.16
Investment Operations:
Investment income —net[b]	.04
Net realized and unrealized gain (loss) on investments	3.75
Total from Investment Operations	3.79
Distributions:
Dividends from net realized gain on investments	(3.85)
Net asset value, end of period	46.10
Total Return (%)[c]	9.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.95
Ratio of net expenses to average net assets[d]	.95
Ratio of net investment income to average net assets[d]	.23
Portfolio Turnover Rate[c]	44.32
Net Assets, end of period ($ x 1,000)	10

a From September 30, 2016 (commencement of initial offering) to February 28, 2017.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Technology Growth Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On September 30, 2016, the fund commenced offering Class Y shares. The fund’s authorized shares were increased from 500 million to 600 million and 100 million Class Y shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

18

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

The fair value of the fund’s interest in a limited partnership represents the amount that the fund could reasonably expect to receive from the limited partnership if the fund’s capital was withdrawn from the limited partnership at the time of valuation, based on information available at the time the valuation is made and that the fund believes to be reliable. The valuation utilizes financial information supplied by the limited partnership with adjustments made daily for any underlying exchange traded securities. Limited partnerships are generally categorized within Level 3 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	237,236,284	-	-	237,263,284
Equity Securities - Foreign Common Stocks†	15,590,496	-	-	15,590,496
Exchange Traded Funds	2,640,848	-	-	2,640,848
Limited Partnership Interest†	-	-	82,700	82,700
Registered Investment Companies	14,573,777	-	-	14,573,777

† See Statement of Investments for additional detailed categorizations.

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

20

Limited Partnership Interest ($)
Balance as of 8/31/2016	1,567,346
Realized gain (loss)	1,295,057
Change in unrealized appreciation (depreciation)	(1,283,543)
Purchases/issuances	-
Sales/disposition	(1,496,160)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 2/28/2017	82,700
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 2/28/2017	11,514

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2017, The Bank of New York Mellon earned $21,224 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

affiliated investment companies during the period ended February 28, 2017 were as follows:

Affiliated Investment Company	Value 8/31/2016($)	Purchases($)	Sales($)	Value 2/28/2017($)	Net Assets(%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	10,657,278	8,211,019	18,868,297	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	7,617,664	53,177,909	56,655,693	4,139,880	1.6
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	-	69,287,599	58,853,702	10,433,897	4.0
Total	18,274,942	130,676,527	134,377,692	14,573,777	5.6

† During the period ended February 28, 2017, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income

22

tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: ordinary income $851,052 and long-term capital gains $15,678,165. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2017, the Distributor retained $2,987 from commissions earned on sales of the fund’s Class A shares and $96 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2017, Class C shares were charged $87,818 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2017, Class A and Class C shares were charged $258,771 and $29,273, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $66,062 for transfer agency services and $5,530 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $4,129.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $11,376 pursuant to the custody agreement.

During the period ended February 28, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $148,131, Distribution Plan fees $13,984, Shareholder Services Plan fees $45,848, custodian fees $16,288, Chief Compliance Officer fees $4,670 and transfer agency fees $34,819.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $108,723,303 and $127,837,947, respectively.

At February 28, 2017, accumulated net unrealized appreciation on investments was $69,932,102, consisting of $71,300,541 gross unrealized appreciation and $1,368,439 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

25

For More Information

Dreyfus Technology Growth Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DTGRX Class C: DTGCX Class I: DGVRX Class Y: DTEYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0255SA0217

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 28, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 28, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)